                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number:  3235-0570

                                                        Expires:  Nov. 30, 2005

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                                                        hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                       811 - 2729
      --------------------------------------------------------------------------


                  Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


        Robert H. Graham 11 Greenway Plaza Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                                    (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626 - 1919
                                                    ----------------------------

Date of fiscal year end:        8/31
                         ---------------------

Date of reporting period:      2/28/05
                          ------------

Item 1. Reports to Stockholders.

                                                   Government & Agency Portfolio
                                                           Cash Management Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Cash Management Class, part of AIM Cash Management. This
ROBERT H.            year, AIM Cash Management marks its 25th anniversary. Thank
GRAHAM]              you for investing with us; your participation has helped
                     us reach this milestone.

ROBERT H. GRAHAM     The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 33/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Cash Management Class were 2.34% and 2.28%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 29- to 37-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Government & Agency Portfolio's Cash Management Class stood at $545.7 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                           58.7%
8-30                           9.2
31-60                          5.3
61-90                         18.0
91-150                         4.8
151-210                        1.2     The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P 500
211+                           2.8     --registered trademark-- Index--is an index of common stocks frequently used as a general measure of U.S. stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       result by the number in the table under       and other funds. To do so, compare this
                                              the heading entitled "Actual Expenses         5% hypothetical example with the 5%
As a shareholder of the Fund, you incur       Paid During Period" to estimate the           hypothetical examples that appear in the
ongoing costs, including management fees;     expenses you paid on your account during      shareholder reports of the other funds.
distribution and/or service fees (12b-1);     this period.
and other Fund expenses. This example is                                                       Please note that the expenses shown
intended to help you understand your          HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
ongoing costs (in dollars) of investing       PURPOSES                                      ongoing costs only. Therefore, the
in the Fund and to compare these costs                                                      hypothetical information is useful in
with ongoing costs of investing in other      The table below also provides information     comparing ongoing costs only, and will
mutual funds. The example is based on an      about hypothetical account values and         not help you determine the relative
investment of $1,000 invested at the          hypothetical expenses based on the Fund's     total costs of owning different funds.
beginning of the period and held for the      actual expense ratio and an assumed rate
entire period, September 1, 2004, to          of return of 5% per year before expenses,
February 28, 2005.                            which is not the Fund's actual return.
                                              The Fund's actual cumulative total
ACTUAL EXPENSES                               returns at net asset value after expenses
                                              for the six months ended February 28,
The table below provides information          2005, appear in the table on the front of
about actual account values and actual        this supplement. The hypothetical account
expenses. You may use the information in      values and expenses may not be used to
this table, together with the amount you      estimate the actual ending account
invested, to estimate the expenses that       balance or expenses you paid for the
you paid over the period. Simply divide       period. You may use this information to
your account value by $1,000 (for             compare the ongoing costs of investing in
example, an $8,600 account value divided      the Fund
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
    Cash            $1,000.00            $1,009.00                 $0.99                $1,023.74                  $1.00
 Management

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CASH MANAGEMENT CLASS
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,       ----------------------------------------------------------
                                                        2005              2004         2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00         $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.01               0.01        0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income              (0.01)             (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                        $   1.00         $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           0.90%              0.95%       1.22%       2.01%       5.38%       5.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $545,690         $1,005,027    $740,833    $553,821    $407,924    $223,495
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.20%(b)           0.20%       0.20%       0.20%       0.17%       0.15%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.27%(b)           0.25%       0.25%       0.25%       0.25%       0.27%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.81%(b)           0.95%       1.20%       1.93%       5.06%       5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $637,176,336.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-3         Fund Management Company                                  - REGISTERED TRADEMARK -

                                                   Government & Agency Portfolio
                                                             Institutional Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]


                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Institutional Class, part of AIM Cash Management. This
ROBERT H.            year, AIM Cash Management marks its 25th anniversary. Thank
GRAHAM]              you for investing with us; your participation has helped us reach this milestone.

ROBERT H. GRAHAM        The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4% -- the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 33/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Institutional Class were 2.42% and 2.36%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 29- to 37-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Government & Agency Portfolio's Institutional Class stood at $975.4 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                           58.7%
8-30                           9.2
31-60                          5.3
61-90                         18.0
91-150                         4.8
151-210                        1.2     The unmanaged Standard & Poor's Composite Index of 500 Stocks -- the S&P 500 --registered
211+                           2.8     trademark--Index -- is an index of common stocks frequently used as a general measure of U.S.
                                       stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       heading entitled "Actual Expenses Paid        table are meant to highlight your
                                              During Period" to estimate the expenses       ongoing costs only. Therefore, the
As a shareholder of the Fund, you incur       you paid on your account during this          hypothetical information is useful in
ongoing costs, including management fees      period.                                       comparing ongoing costs only, and will
and other Fund expenses. This example is                                                    not help you determine the relative
intended to help you understand your          HYPOTHETICAL EXAMPLE FOR COMPARISON           total costs of owning different funds.
ongoing costs (in dollars) of investing       PURPOSES
in the Fund and to compare these costs
with ongoing costs of investing in other      The table below also provides
mutual funds. The example is based on an      information about hypothetical account
investment of $1,000 invested at the          values and hypothetical expenses based
beginning of the period and held for the      on the Fund's actual expense ratio and
entire period, September 1, 2004, to          an assumed rate of return of 5% per year
February 28, 2005.                            before expenses, which is not the Fund's
                                              actual return. The hypothetical account
ACTUAL EXPENSES                               values and expenses may not be used to
                                              estimate the actual ending account
The table below provides information          balance or expenses you paid for the
about actual account values and actual        period. You may use this information to
expenses. You may use the information in      compare the ongoing costs of investing
this table, together with the amount you      in the Fund and other funds. To do so,
invested, to estimate the expenses that       compare this 5% hypothetical example
you paid over the period. Simply divide       with the 5% hypothetical examples that
your account value by $1,000 (for             appear in the shareholder reports of the
example, an $8,600 account value divided      other funds.
by $1,000 = 8.6), then multiply the
result by the number in the table under       Please note that the expenses shown in
the                                           the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
Institutional       $1,000.00             $1,009.40                $0.60                $1,024.13                  $0.60

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               INSTITUTIONAL CLASS
                                                ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                               YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,       --------------------------------------------------------------
                                                    2005              2004          2003          2002         2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   1.00         $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01               0.01          0.01          0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income          (0.01)             (0.01)        (0.01)        (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                    $   1.00         $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
    Total return(a)                                   0.94%              1.03%         1.30%         2.09%       5.47%       6.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $975,414         $1,271,847    $1,503,729    $1,624,735    $737,168    $399,390
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.12%(b)           0.12%         0.12%         0.12%       0.09%       0.07%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    0.17%(b)           0.15%         0.15%         0.15%       0.15%       0.17%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.89%(b)           1.03%         1.28%         2.01%       5.14%       6.02%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $958,510,112.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-1         Fund Management Company                                  - REGISTERED TRADEMARK -

                                                   Government & Agency Portfolio
                                                       Personal Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]


                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Personal Investment Class, part of AIM Cash Management.
ROBERT H.            This year, AIM Cash Management marks its 25th anniversary.
GRAHAM]              Thank you for investing with us; your participation has
                     helped us reach this milestone.

ROBERT H. GRAHAM        The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4% -- the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 33/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the Federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Personal Investment Class were 1.87% and 1.81%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $30.4 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                     58.7%
8-30                     9.2
31-60                    5.3
61-90                   18.0
91-150                   4.8
151-210                  1.2           The unmanaged Standard & Poor's Composite Index of 500 Stocks -- the S&P 500 --registered
211+                     2.8           trademark--Index -- is an index of common stocks frequently used as a general measure of U.S.
                                       stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       result by the number in the table under          Please note that the expenses shown
                                              the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur       Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management           expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees        this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                      not help you determine the relative
example is intended to help you               HYPOTHETICAL EXAMPLE FOR COMPARISON           total costs of owning different funds.
understand your ongoing costs (in             PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs        The table below also provides
of investing in other mutual funds. The       information about hypothetical account
example is based on an investment of          values and hypothetical expenses based
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and
period and held for the entire period,        an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.      before expenses, which is not the Fund's
                                              actual return. The hypothetical account
ACTUAL EXPENSES                               values and expenses may not be used to
                                              estimate the actual ending account
The table below provides information          balance or expenses you paid for the
about actual account values and actual        period. You may use this information to
expenses. You may use the information in      compare the ongoing costs of investing
this table, together with the amount you      in the Fund and other funds. To do so,
invested, to estimate the expenses that       compare this 5% hypothetical example
you paid over the period. Simply divide       with the 5% hypothetical examples that
your account value by $1,000 (for             appear in the shareholder reports of the
example, an $8,600 account value divided      other funds.
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
 Personal           $1,000.00            $1,006.70                 $3.32                $1,021.41                  $3.35
Investment

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             PERSONAL INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                                                                                 JANUARY 31, 2000
                                                   SIX MONTHS                                                      (DATE SALES
                                                     ENDED                    YEAR ENDED AUGUST 31,               COMMENCED) TO
                                                  FEBRUARY 28,       ----------------------------------------       AUGUST 31,
                                                      2005            2004       2003       2002       2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.00          $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.01             0.01       0.01       0.02(a)    0.05           0.03
---------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income           (0.01)           (0.01)     (0.01)     (0.02)     (0.05)         (0.03)
=================================================================================================================================
Net asset value, end of period                      $  1.00          $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        0.67%            0.48%      0.74%      1.58%      4.94%          3.38%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $30,392          $29,147    $21,132    $23,793    $24,985        $14,426
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       0.67%(c)         0.67%      0.67%      0.62%      0.59%          0.57%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     0.92%(c)         0.90%      0.90%      0.90%      0.90%          0.92%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.34%(c)         0.48%      0.73%      1.51%      4.64%          5.52%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $33,658,010.
(d)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N - Q. The Fund's Form N - Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N - Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N - Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-5         Fund Management Company                                  - REGISTERED TRADEMARK -

                                                   Government & Agency Portfolio
                                                        Private Investment Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]

                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Private Investment Class, part of AIM Cash Management. This
ROBERT H.            year, AIM Cash Management marks its 25th anniversary. Thank
GRAHAM]              you for investing with us; your participation has helped us reach this milestone.

ROBERT H. GRAHAM        The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%-the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 33/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Private Investment Class were 2.12% and 2.06%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 29- to 37-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continues to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $668.4 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                           58.7%
8-30                           9.2
31-60                          5.3
61-90                         18.0
91-150                         4.8
151-210                        1.2     The unmanaged Standard & Poor's Composite Index of 500 Stocks -- the S&P 500 --registered
211+                           2.8     trademark--Index -- is an index of common stocks frequently used as a general measure of U.S.
                                       stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       result by the number in the table under          Please note that the expenses shown
                                              the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur       Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management           expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees        this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                      not help you determine the relative
example is intended to help you               HYPOTHETICAL EXAMPLE FOR COMPARISON           total costs of owning different funds.
understand your ongoing costs (in             PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs        The table below also provides
of investing in other mutual funds. The       information about hypothetical account
example is based on an investment of          values and hypothetical expenses based
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and
period and held for the entire period,        an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.      before expenses, which is not the Fund's
                                              actual return. The hypothetical account
ACTUAL EXPENSES                               values and expenses may not be used to
                                              estimate the actual ending account
The table below provides information          balance or expenses you paid for the
about actual account values and actual        period. You may use this information to
expenses. You may use the information in      compare the ongoing costs of investing
this table, together with the amount you      in the Fund and other funds. To do so,
invested, to estimate the expenses that       compare this 5% hypothetical example
you paid over the period. Simply divide       with the 5% hypothetical examples that
your account value by $1,000 (for             appear in the shareholder reports of the
example, an $8,600 account value divided      other funds.
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
  Private           $1,000.00            $1,007.90                 $2.09                $1,022.65                  $2.10
Investment

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01             0.01        0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income                (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.79%            0.73%       0.99%       1.78%       5.15%       5.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $668,449         $484,967    $503,365    $281,993    $254,318    $109,496
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.42%(b)         0.42%       0.42%       0.42%       0.39%       0.37%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.67%(b)         0.65%       0.65%       0.65%       0.65%       0.67%
=================================================================================================================================
Ratio of net investment income to average net assets        1.59%(b)         0.73%       0.98%       1.71%       4.84%       5.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $573,198,442.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N - Q. The Fund's Form N - Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N - Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N - Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-2         Fund Management Company                                  - REGISTERED TRADEMARK -

                                                   Government & Agency Portfolio
                                                                   Reserve Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]


                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Reserve Class, part of AIM Cash Management. This year, AIM
ROBERT H.            Cash Management marks its 25th anniversary. Thank you for
GRAHAM]              investing with us; your participation has helped us reach
                     this milestone.

ROBERT H. GRAHAM        The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4% -- the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 33/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Reserve Class were 1.55% and 1.49%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 29- to 37-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continues to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Government & Agency Portfolio's Reserve Class stood at $6.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                           58.7%
8-30                           9.2
31-60                          5.3
61-90                         18.0
91-150                         4.8
151-210                        1.2     The unmanaged Standard & Poor's Composite Index of 500 Stocks -- the S&P 500 --registered
211+                           2.8     trademark--Index -- is an index of common stocks frequently used as a general measure of U.S.
                                       stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       result by the number in the table under          Please note that the expenses shown
                                              the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur       Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management           expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees        this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                      not help you determine the relative
example is intended to help you               HYPOTHETICAL EXAMPLE FOR COMPARISON           total costs of owning different funds.
understand your ongoing costs (in             PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs        The table below also provides
of investing in other mutual funds. The       information about hypothetical account
example is based on an investment of          values and hypothetical expenses based
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and
period and held for the entire period,        an assumed rate of return of 5% per year
September 1, 2004 - February 28, 2005.        before expenses, which is not the Fund's
                                              actual return. The hypothetical account
ACTUAL EXPENSES                               values and expenses may not be used to
                                              estimate the actual ending account
The table below provides information          balance or expenses you paid for the
about actual account values and actual        period. You may use this information to
expenses. You may use the information in      compare the ongoing costs of investing
this table, together with the amount you      in the Fund and other funds. To do so,
invested, to estimate the expenses that       compare this 5% hypothetical example
you paid over the period. Simply divide       with the 5% hypothetical examples that
your account value by $1,000 (for             appear in the shareholder reports of the
example, an $8,600 account value divided      other funds.
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
  Reserve           $1,000.00            $1,005.10                 $4.91                $1,019.83                  $4.94

(1)The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004 to February 28,
2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   RESERVE CLASS
                                                     -------------------------------------------------------------------------
                                                                                                              JANUARY 26, 2000
                                                      SIX MONTHS                                                (DATE SALES
                                                        ENDED                YEAR ENDED AUGUST 31,             COMMENCED) TO
                                                     FEBRUARY 28,    -------------------------------------       AUGUST 31,
                                                         2005         2004      2003       2002      2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 1.00       $ 1.00    $  1.00    $ 1.00    $ 1.00         $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.01         0.00      0.004      0.01      0.05           0.03
------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income              (0.01)       (0.00)    (0.004)    (0.01)    (0.05)         (0.03)
==============================================================================================================================
Net asset value, end of period                          $ 1.00       $ 1.00    $  1.00    $ 1.00    $ 1.00         $ 1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                           0.51%        0.15%      0.43%     1.27%     4.63%          3.27%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $6,173       $2,839    $ 4,166    $7,882    $7,516         $2,662
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.99%(b)     0.99%      0.98%     0.92%     0.89%          0.87%(c)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.17%(b)     1.15%      1.15%     1.15%     1.15%          1.17%(c)
==============================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.02%(b)     0.16%      0.42%     1.21%     4.34%          5.22%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,221,344.
(c)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N - Q. The Fund's Form N - Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N - Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N - Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-6         Fund Management Company                                  - REGISTERED TRADEMARK -

                                                   Government & Agency Portfolio
                                                                  Resource Class
                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]


                                                            [YOUR GOALS. OUR SOLUTIONS.]
   [1980-2005 25TH                                            - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
CASH MANAGEMENT LOGO]                                                                                     - REGISTERED TRADEMARK -

GOVERNMENT & AGENCY PORTFOLIO

                     DEAR SHAREHOLDER:

                     We are pleased to present this semiannual report on the
                     Short-Term Investments Trust Government & Agency Portfolio
[PHOTO OF            Resource Class, part of AIM Cash Management. This year, AIM
ROBERT H.            Cash Management marks its 25th anniversary. Thank you for
GRAHAM]              investing with us; your participation has helped us reach
                     this milestone.

ROBERT H. GRAHAM        The economy continued to expand at a moderate pace
                     throughout the six-month reporting period ended February
                     28, 2005, according to Beige Book economic commentaries
                     published by the Federal Reserve (the Fed) that cover the
[PHOTO OF            period.
MARK H.
WILLIAMSON]          o The nation's gross domestic product, generally considered the broadest measure of economic activity, grew at an
                     annualized rate of 4.0% in the third quarter of 2004 and
MARK H. WILLIAMSON   3.8% in the fourth quarter of 2004.

                     o The S&P 500 --registered trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4% -- the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3 3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government & Agency Portfolio Resource Class were 2.26% and 2.20%, respectively. Seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 34 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Government & Agency Portfolio's Resource Class stood at $204.1 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government & Agency Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations.

                                                   GOVERNMENT & AGENCY PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                                                     /s/ MARK H. WILLIAMSON

Robert H. Graham                                                         Mark H. Williamson
Trustee, Vice Chair & President, Short-Term Investments Trust            Director, Chair & President, A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


===================================
 PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                           58.7%
8-30                           9.2
31-60                          5.3
61-90                         18.0
91-15                          4.8
151-210                        1.2 The unmanaged Standard & Poor's Composite Index of 500 Stocks -- the S&P 500 --registered
211+                           2.8 trademark--Index -- is an index of common stocks frequently used as a general measure of U.S.
                                   stock market performance.
===================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT & AGENCY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       result by the number in the table under          Please note that the expenses shown
                                              the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur       Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management           expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees        this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                      not help you determine the relative
example is intended to help you               HYPOTHETICAL EXAMPLE FOR COMPARISON           total costs of owning different funds.
understand your ongoing costs (in             PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs        The table below also provides
of investing in other mutual funds. The       information about hypothetical account
example is based on an investment of          values and hypothetical expenses based
$1,000 invested at the beginning of the       on the Fund's actual expense ratio and
period and held for the entire period,        an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.      before expenses, which is not the Fund's
                                              actual return. The hypothetical account
ACTUAL EXPENSES                               values and expenses may not be used to
                                              estimate the actual ending account
The table below provides information          balance or expenses you paid for the
about actual account values and actual        period. You may use this information to
expenses. You may use the information in      compare the ongoing costs of investing
this table, together with the amount you      in the Fund and other funds. To do so,
invested, to estimate the expenses that       compare this 5% hypothetical example
you paid over the period. Simply divide       with the 5% hypothetical examples that
your account value by $1,000 (for             appear in the shareholder reports of the
example, an $8,600 account value divided      other funds.
by $1,000 = 8.6), then multiply the

====================================================================================================================================
                                                       ACTUAL                                    HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT            EXPENSES             ENDING ACCOUNT             EXPENSES
   SHARE              VALUE                VALUE                PAID DURING               VALUE                 PAID DURING
   CLASS            (9/01/04)           (2/28/05)(1)             PERIOD(2)              (2/28/05)                PERIOD(2)
  Resource          $1,000.00            $1,008.60                 $1.39                $1,023.34                  $1.40

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-49.80%

FEDERAL HOME LOAN BANK (FHLB)-8.12%

Unsec. Bonds, 1.50%                            03/01/05   $ 20,000   $   20,000,000
-----------------------------------------------------------------------------------
  1.31%                                        04/22/05     30,000       30,000,000
-----------------------------------------------------------------------------------
  1.30%                                        04/27/05     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.50%                                        05/19/05     14,900       14,859,923
-----------------------------------------------------------------------------------
  1.56%                                        05/20/05     25,000       25,000,000
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.92%                                        12/30/05     20,000       19,506,844
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
  2.41%(b)                                     03/15/05     28,000       27,999,838
-----------------------------------------------------------------------------------
  2.49%(c)                                     10/05/05     35,000       34,989,500
===================================================================================
                                                                        197,356,105
===================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.98%

Unsec. Disc. Notes,(a)
  2.48%                                        05/10/05     23,500       23,386,541
-----------------------------------------------------------------------------------
  2.43%                                        05/17/05     96,500       95,975,566
-----------------------------------------------------------------------------------
  2.47%                                        05/24/05     25,000       24,855,917
-----------------------------------------------------------------------------------
  2.87%                                        12/13/05     15,816       15,454,126
-----------------------------------------------------------------------------------
Unsec. Global Notes,
  2.13%                                        11/15/05     10,000        9,940,339
===================================================================================
                                                                        169,612,489
===================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-34.70%

Unsec. Disc. Notes,(a)
  1.15%                                        03/04/05     25,000       24,997,594
-----------------------------------------------------------------------------------
  2.04%                                        03/16/05     30,000       29,974,500
-----------------------------------------------------------------------------------
  2.01%                                        03/23/05     40,000       39,950,867
-----------------------------------------------------------------------------------
  2.49%                                        04/06/05     50,000       49,875,500
-----------------------------------------------------------------------------------
  2.62%                                        05/04/05    247,493      246,340,233
-----------------------------------------------------------------------------------
  2.69%                                        06/20/05     30,000       29,751,175
-----------------------------------------------------------------------------------
  2.71%                                        07/06/05     51,783       51,287,940
-----------------------------------------------------------------------------------
  2.79%                                        07/20/05     35,000       34,617,537
-----------------------------------------------------------------------------------
  2.95%                                        08/24/05     30,000       29,567,333
-----------------------------------------------------------------------------------
  2.93%                                        12/09/05     25,000       24,423,388
-----------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
  2.46%(b)                                     03/23/05     25,000       24,999,697
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-(CONTINUED)

  2.47%(c)                                     09/15/05   $100,000   $   99,963,550
-----------------------------------------------------------------------------------
  2.56%(b)                                     10/21/05     50,000       49,973,644
-----------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
  2.57%(d)                                     04/28/05     50,000       49,998,799
-----------------------------------------------------------------------------------
  2.62%(d)                                     05/10/05     50,000       50,000,000
-----------------------------------------------------------------------------------
Unsec. Notes,
  1.93%                                        05/20/05      7,550        7,556,703
===================================================================================
                                                                        843,278,460
===================================================================================
    Total U.S. Government
      Agency Securities (Cost $1,210,247,054)                         1,210,247,054
===================================================================================
U.S. TREASURY BILLS-1.02%(A)

  2.09% (Cost $24,915,719)                     04/28/05     25,000       24,915,719
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,235,162,773)                               1,235,162,773
===================================================================================
REPURCHASE AGREEMENTS-49.32%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(e)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  2.63%(f)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  2.63%(g)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
  2.63%(h)                                          --     250,000      250,000,000
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(i)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(j)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(k)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(l)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  2.63%(m)                                     03/01/05     48,485       48,485,134
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(n)                                     03/01/05    100,000      100,000,000
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.63%(o)                                     03/01/05   $100,000   $  100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,198,485,134)                                                 1,198,485,134
===================================================================================
TOTAL INVESTMENTS-100.14% (Cost
  $2,433,647,907)(p)                                                  2,433,647,907
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.14%)                                    (3,401,018)
===================================================================================
NET ASSETS-100.00%                                                   $2,430,246,889
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $100,007,306.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $100,007,306.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by $255,235,000 U.S. Government obligations, 3.38% due 02/23/07 with a value at 02/28/05 of $253,759,423.
    The amount to be received upon repurchase by the Fund is $100,007,306.
(h) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,552,000 U.S. Government obligations, 0% to 6.88% due 03/15/06 to 07/16/18 with an aggregate market value at 02/28/05 of $255,070,555.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $100,007,306.
(j) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $100,007,306.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $100,007,306.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $100,007,278.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $48,488,676.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $100,007,306.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $100,007,306.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $1,235,162,773)  $1,235,162,773
------------------------------------------------------------
Repurchase agreements (cost $1,198,485,134)    1,198,485,134
============================================================
    Total investments (cost $2,433,647,907)    2,433,647,907
============================================================
Receivables for:
  Interest                                         1,329,215
------------------------------------------------------------
  Amount due from advisor                             21,216
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                97,225
------------------------------------------------------------
Other assets                                          76,461
============================================================
    Total assets                               2,435,172,024
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        4,348,894
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 196,958
------------------------------------------------------------
Accrued distribution fees                            245,260
------------------------------------------------------------
Accrued trustees' fees                                 7,787
------------------------------------------------------------
Accrued transfer agent fees                           56,148
------------------------------------------------------------
Accrued operating expenses                            70,088
============================================================
    Total liabilities                              4,925,135
============================================================
Net assets applicable to shares outstanding   $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,430,153,114
------------------------------------------------------------
Undistributed net investment income                  243,783
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (150,008)
============================================================
                                              $2,430,246,889
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $  975,413,835
____________________________________________________________
============================================================
Private Investment Class                      $  668,449,092
____________________________________________________________
============================================================
Personal Investment Class                     $   30,392,222
____________________________________________________________
============================================================
Cash Management Class                         $  545,690,185
____________________________________________________________
============================================================
Reserve Class                                 $    6,172,790
____________________________________________________________
============================================================
Resource Class                                $  204,128,765
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              975,372,177
____________________________________________________________
============================================================
Private Investment Class                         668,449,515
____________________________________________________________
============================================================
Personal Investment Class                         30,391,776
____________________________________________________________
============================================================
Cash Management Class                            545,684,760
____________________________________________________________
============================================================
Reserve Class                                      6,172,354
____________________________________________________________
============================================================
Resource Class                                   204,117,764
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $24,320,581
=========================================================================

EXPENSES:

Advisory fees                                                   1,211,882
-------------------------------------------------------------------------
Administrative services fees                                      256,723
-------------------------------------------------------------------------
Custodian fees                                                     64,308
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,421,218
-------------------------------------------------------------------------
  Personal Investment Class                                       125,180
-------------------------------------------------------------------------
  Cash Management Class                                           315,970
-------------------------------------------------------------------------
  Reserve Class                                                    20,933
-------------------------------------------------------------------------
  Resource Class                                                  235,138
-------------------------------------------------------------------------
Transfer agent fees                                               204,774
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             63,460
-------------------------------------------------------------------------
Other                                                             262,527
=========================================================================
    Total expenses                                              4,182,113
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,323,491)
=========================================================================
    Net expenses                                                2,858,622
=========================================================================
Net investment income                                          21,461,959
=========================================================================
Net realized gain (loss) from investment securities               (64,803)
=========================================================================
Net increase in net assets resulting from operations          $21,397,156
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   21,461,959     $   29,425,689
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (64,803)           (11,053)
===============================================================================================
    Net increase in net assets resulting from operations          21,397,156         29,414,636
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (8,987,664)       (13,677,122)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (4,610,848)        (3,865,233)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (227,370)          (140,574)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,591,650)        (8,369,915)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (22,756)            (6,151)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (2,021,671)        (3,366,694)
===============================================================================================
    Decrease in net assets resulting from distributions          (21,461,959)       (29,425,689)
===============================================================================================
Share transactions-net:
  Institutional Class                                           (296,410,068)      (231,876,703)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       183,496,694        (18,397,524)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                        1,246,264          8,015,254
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (459,316,231)       264,197,055
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    3,333,929         (1,326,568)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (183,032,860)        15,740,626
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (750,682,272)        36,352,140
===============================================================================================
    Net increase (decrease) in net assets                       (750,747,075)        36,341,087
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of period                                          3,180,993,964      3,144,652,877
===============================================================================================
  End of period (including undistributed net investment
    income of $243,783 and $243,783, respectively)            $2,430,246,889     $3,180,993,964
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $606,945.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,735 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $256,723.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $183,303 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $852,731, $91,799, $252,776, $18,212 and $188,110, respectively, after FMC waived Plan fees of $568,487, $33,381, $63,194, $2,721 and $47,028, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $7,529 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowing from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2012                                                    $74,152
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     7,272,218,858    $ 7,272,218,858     23,890,333,792    $ 23,890,333,792
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                2,023,312,880      2,023,312,880      2,585,408,773       2,585,408,773
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 293,141,455        293,141,455        464,895,117         464,895,117
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   2,889,595,709      2,889,595,709      8,499,877,511       8,499,877,511
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              48,129,501         48,129,501         95,748,163          95,748,163
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            697,063,505        697,063,505      2,452,588,122       2,452,588,122
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         2,717,455          2,717,455          4,258,038           4,258,038
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,752,413          1,752,413          1,651,889           1,651,889
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                       8,853              8,853              2,426               2,426
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       4,693,807          4,693,807          6,452,170           6,452,170
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                  10,028             10,028              3,150               3,150
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,053,014          1,053,014          1,959,022           1,959,022
=================================================================================================================================
Reacquired:
  Institutional Class                                    (7,571,346,381)    (7,571,346,381)   (24,126,468,533)    (24,126,468,533)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (1,841,568,599)    (1,841,568,599)    (2,605,458,186)     (2,605,458,186)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (291,904,044)      (291,904,044)      (456,882,289)       (456,882,289)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (3,353,605,747)    (3,353,605,747)    (8,242,132,626)     (8,242,132,626)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             (44,805,600)       (44,805,600)       (97,077,881)        (97,077,881)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (881,149,379)      (881,149,379)    (2,438,806,518)     (2,438,806,518)
=================================================================================================================================
                                                           (750,682,272)   $  (750,682,272)        36,352,140    $     36,352,140
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01             0.01        0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Less dividends from net investment income                (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.86%            0.87%       1.13%       1.92%       5.30%       5.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $204,129         $387,168    $371,428    $310,690    $293,644    $233,620
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.28%(b)         0.28%       0.28%       0.28%       0.25%       0.23%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.37%(b)         0.35%       0.35%       0.35%       0.35%       0.37%
=================================================================================================================================
Ratio of net investment income to average net assets        1.73%(b)         0.87%       1.12%       1.85%       4.98%       5.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $237,086,130.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N - Q. The Fund's Form N - Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N - Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N - Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

                                                                           [YOUR GOALS. OUR SOLUTIONS.]
                                                                             - REGISTERED TRADEMARK -

                                                                                                           [AIM INVESTMENTS LOGO]
AIMinvestments.com             GAP-SAR-4         Fund Management Company                                  - REGISTERED TRADEMARK -

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                           Cash Management Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]

   [1980-2005 25TH       YOUR GOALS. OUR SOLUTIONS.     [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]      --Registered Trademark--           --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO


                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Cash Management Class, part of AIM Cash
                    Management. This year, AIM Cash Management marks its 25th
ROBERT H. GRAHAM    anniversary. Thank you for investing with us; your
                    participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-34% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio Cash Management Class were 2.26% and 2.22%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Cash Management Class stood at $3.6 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                              GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      result by the number in the table under          Please note that the expenses shown
                                             the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the


===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Cash Mmgt             $1,000.00                  $1,008.80               $1.00                 $1,023.80               $1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH MANAGEMENT CLASS
                                                  ------------------------------------------------------------------------------
                                                                                                               DECEMBER 31, 1999
                                                   SIX MONTHS                                                     (DATE SALES
                                                     ENDED                   YEAR ENDED AUGUST 31,               COMMENCED) TO
                                                  FEBRUARY 28,       --------------------------------------       AUGUST 31,
                                                      2005            2004      2003      2002       2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 1.00          $ 1.00    $ 1.00    $  1.00    $  1.00         $  1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.01            0.01      0.01       0.02       0.05            0.04
================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.01)          (0.01)    (0.01)     (0.02)     (0.05)          (0.04)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --           (0.00)    (0.00)     (0.00)     (0.00)          (0.00)
================================================================================================================================
    Total distributions                               (0.01)          (0.01)    (0.01)     (0.02)     (0.05)          (0.04)
================================================================================================================================
Net asset value, end of period                       $ 1.00          $ 1.00    $ 1.00    $  1.00    $  1.00         $  1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                        0.88%           0.91%     1.16%      1.90%      5.23%           3.71%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $3,585          $5,073    $2,563    $17,260    $19,254         $50,033
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       0.20%(b)        0.20%     0.21%      0.21%      0.20%           0.19%(c)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     0.50%(b)        0.43%     0.43%      0.35%      0.36%           0.46%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.73%(b)        0.90%     1.13%      1.90%      4.92%           5.25%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,428,007.
(c)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         TAP-SAR-3         Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                             Institutional Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]

  [1980-2005 25TH            YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]          --Registered Trademark--             --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Institutional Class, part of AIM Cash Management.
                    This year, AIM Cash Management marks its 25th anniversary.
ROBERT H. GRAHAM    Thank you for investing with us; your participation has
                    helped us reach this milestone.

                    The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio Institutional Class were 2.34% and 2.30%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Government TaxAdvantage Portfolio Institutional Class stood at $32.3 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under          Please note that the expenses shown
                                             the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Institutional         $1,000.00                  $1,009.20              $0.60                 $1,024.20                 $0.60

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                          YEAR ENDED AUGUST 31,
                                                          FEBRUARY 28,       ----------------------------------------------------
                                                              2005            2004       2003       2002        2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00          $  1.00    $  1.00    $  1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01             0.01       0.01       0.02        0.05       0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.01)           (0.01)     (0.01)     (0.02)      (0.05)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            (0.00)     (0.00)     (0.00)      (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                       (0.01)           (0.01)     (0.01)     (0.02)      (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                              $  1.00          $  1.00    $  1.00    $  1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                0.92%            0.99%      1.24%      1.98%       5.31%      5.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $32,283          $56,192    $84,989    $67,754    $208,307    $60,825
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.12%(b)         0.12%      0.13%      0.13%       0.12%      0.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.40%(b)         0.33%      0.33%      0.25%       0.26%      0.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           1.81%(b)         0.98%      1.21%      1.98%       5.00%      5.33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $47,369,854.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         TAP-SAR-1         Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                       Personal Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)


                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]

  [1980-2005 25TH               YOUR GOALS. OUR SOLUTIONS.         [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]             --Registered Trademark--               --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Personal Investment Class, part of AIM Cash
                    Management. This year, AIM Cash Management marks its 25th
ROBERT H. GRAHAM    anniversary. Thank you for investing with us; your
                    participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio Personal Investment Class were 1.79% and 1.75%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Personal Investment Class stood at $5.8 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under          Please note that the expenses shown
                                             the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
  Personal
Investment             $1,000.00                 $1,006.40               $3.33                $1,021.47               $3.36

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 PERSONAL INVESTMENT CLASS
                                                              ---------------------------------------------------------------
                                                                                                                MAY 30, 2001
                                                               SIX MONTHS                                        (DATE SALES
                                                                 ENDED              YEAR ENDED AUGUST 31,       COMMENCED) TO
                                                              FEBRUARY 28,       ---------------------------     AUGUST 31,
                                                                  2005            2004       2003      2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 1.00          $  1.00    $ 1.00    $ 1.00       $ 1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.01            0.004      0.01      0.02         0.01
=============================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.01)          (0.004)    (0.01)    (0.02)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.000)    (0.00)    (0.00)       (0.00)
=============================================================================================================================
    Total distributions                                           (0.01)          (0.004)    (0.01)    (0.02)       (0.01)
=============================================================================================================================
Net asset value, end of period                                   $ 1.00          $  1.00    $ 1.00    $ 1.00       $ 1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                    0.64%            0.43%     0.69%     1.47%        0.82%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $5,783          $ 6,087    $6,415    $8,957       $1,609
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.67%(b)         0.67%     0.68%     0.63%        0.62%(c)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.15%(b)         1.08%     1.08%     1.00%        1.01%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net assets               1.26%(b)         0.43%     0.66%     1.48%        4.50%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,955,809.
(c)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         TAP-SAR-5         Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                        Private Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]

  [1980-2005 25TH             YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]          --Registered Trademark--              --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Private Investment Class, part of AIM Cash
                    Management. This year, AIM Cash Management marks its 25th
ROBERT H. GRAHAM    anniversary. Thank you for investing with us; your
                    participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio Private Investment Class were 2.09% and 2.05%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Private Investment Class stood at $67.9 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under          Please note that the expenses shown
                                             the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
  Private
 Investment           $1,000.00                  $1,007.90               $1.84                 $1,022.96               $1.86

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.37% for Private Investment class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                PRIVATE INVESTMENT CLASS
                                                        -------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEAR ENDED AUGUST 31,
                                                        FEBRUARY 28,       ------------------------------------------------------
                                                            2005             2004       2003        2002        2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  1.00          $   1.00    $  1.00    $   1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01              0.01       0.01        0.02        0.05       0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.01)            (0.01)     (0.01)      (0.02)      (0.05)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --             (0.00)     (0.00)      (0.00)      (0.00)     (0.00)
=================================================================================================================================
    Total distributions                                     (0.01)            (0.01)     (0.01)      (0.02)      (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                            $  1.00          $   1.00    $  1.00    $   1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              0.79%             0.74%      0.99%       1.73%       5.05%      5.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $67,949          $276,400    $85,138    $111,045    $118,324    $77,755
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.37%(b)          0.37%      0.38%       0.38%       0.37%      0.36%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.90%(b)          0.83%      0.83%       0.75%       0.76%      0.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets         1.56%(b)          0.73%      0.96%       1.73%       4.75%      5.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $75,286,909.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         TAP-SAR-2         Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                   Reserve Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]

    [1980-2005 25TH                YOUR GOALS. OUR SOLUTIONS.            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]               --Registered Trademark--                  --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Reserve Class, part of AIM Cash Management. This year, AIM Cash Management marks its 25th anniversary. Thank
ROBERT H. GRAHAM    you for investing with us; your participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Government TaxAdvantage Portfolio Reserve Class were 1.47% and 1.43%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Government TaxAdvantage Portfolio's Reserve Class stood at $35.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under       Please note that the expenses shown in
                                             the heading entitled "Actual Expenses         the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
   Reserve            $1,000.00                  $1,004.90              $4.92                 $1,019.89                $4.96

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              RESERVE CLASS
                                                              ----------------------------------------------
                                                                                               JUNE 23, 2003
                                                               SIX MONTHS           YEAR        (DATE SALES
                                                                 ENDED             ENDED       COMMENCED) TO
                                                              FEBRUARY 28,       AUGUST 31,     AUGUST 31,
                                                                  2005              2004           2003
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00           $  1.00         $  1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.005             0.001(a)         0.01
============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.005)           (0.001)          (0.01)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --            (0.000)          (0.00)
============================================================================================================
    Total distributions                                          (0.005)           (0.001)          (0.01)
============================================================================================================
Net asset value, end of period                                  $  1.00           $  1.00         $  1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                    0.49%             0.15%           0.44%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period                                       $    35           $     1         $15,794
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.99%(c)          0.92%           0.93%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.40%(c)          1.33%           1.32%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net assets               0.94%(c)          0.18%           0.41%(d)
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $235.
(d)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         TAP-SAR-6         Fund Management Company

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                  Resource Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


  [1980-2005 25TH             YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]          --Registered Trademark--             --Registered Trademark--

GOVERNMENT TAXADVANTAGE PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Government TaxAdvantage
GRAHAM]             Portfolio Resource Class, part of AIM Cash Management. This year, AIM Cash Management marks its 25th anniversary. Thank
ROBERT H. GRAHAM    you for investing with us; your participation has helped us reach this milestone.

                    The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON          published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for Short-Term Investments Trust Government TaxAdvantage Portfolio Resource Class were 2.18% and 2.14%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 43-day range; at the close of the reporting period, the WAM stood at 25 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Resource Class stood at $14.7 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Government TaxAdvantage Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio may invest in direct obligations of the U.S. Treasury and in U.S. government agency securities with maturities of 397 days or less. This is intended to provide shareholders with dividends exempt from state and local income taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this portfolio than a fund not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for your particular situation.

                                               GOVERNMENT TAXADVANTAGE PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech he delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         53.0%

8-14                         0.0

15-60                       38.5

61-120                       3.6

121-180                      1.0

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         3.9             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT TAXADVANTAGE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      result by the number in the table under          Please note that the expenses shown
                                             the heading entitled "Actual Expenses         in the table are meant to highlight your
As a shareholder of the Fund, you incur      Paid During Period" to estimate the           ongoing costs only. Therefore, the
ongoing costs, including management          expenses you paid on your account during      hypothetical information is useful in
fees; distribution and/or service fees       this period.                                  comparing ongoing costs only, and will
(12b-1); and other Fund expenses. This                                                     not help you determine the relative
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                      total costs of owning different funds.
understand your ongoing costs (in            COMPARISON PURPOSES
dollars) of investing in the Fund and to
compare these costs with ongoing costs       The table below also provides
of investing in other mutual funds. The      information about hypothetical account
example is based on an investment of         values and hypothetical expenses based
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and
period and held for the entire period,       an assumed rate of return of 5% per year
September 1, 2004, to February 28, 2005.     before expenses, which is not the Fund's
                                             actual return. The hypothetical account
ACTUAL EXPENSES                              values and expenses may not be used to
                                             estimate the actual ending account
The table below provides information         balance or expenses you paid for the
about actual account values and actual       period. You may use this information to
expenses. You may use the information in     compare the ongoing costs of investing
this table, together with the amount you     in the Fund and other funds. To do so,
invested, to estimate the expenses that      compare this 5% hypothetical example
you paid over the period. Simply divide      with the 5% hypothetical examples that
your account value by $1,000 (for            appear in the shareholder reports of the
example, an $8,600 account value divided     other funds.
by $1,000 = 8.6), then multiply the


===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Resource              $1,000.00                  $1,008.40               $1.39                 $1,023.41               $1.40

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                              PAR        MARKET
                                                MATURITY     (000)       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-100.11%
FEDERAL HOME LOAN BANK (FHLB)-100.11%
Unsec. Bonds,
  1.31%                                          04/22/05   $ 2,000   $  2,000,000
----------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  2.51%                                          03/01/05    52,900     52,900,000
----------------------------------------------------------------------------------
  2.45%                                          03/02/05     3,000      2,999,796
----------------------------------------------------------------------------------
  2.45%                                          03/04/05    10,000      9,997,954
----------------------------------------------------------------------------------
  2.39%                                          03/18/05    20,000     19,977,428
----------------------------------------------------------------------------------
  1.98%                                          03/23/05     6,000      5,992,740
----------------------------------------------------------------------------------
  2.44%                                          03/30/05    10,000      9,980,345
----------------------------------------------------------------------------------
  2.48%                                          05/04/05     4,470      4,450,292
----------------------------------------------------------------------------------
  2.82%                                          08/10/05     1,264      1,247,931
----------------------------------------------------------------------------------
  2.87%                                          12/23/05     5,000      4,881,613
----------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
  2.41%                                          03/15/05    10,000      9,999,942
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $124,428,041)                                              124,428,041
==================================================================================
TOTAL INVESTMENTS-100.11% (Cost
  $124,428,041)(c)                                                     124,428,041
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.11%)                                     (131,883)
==================================================================================
NET ASSETS-100.00%                                                    $124,296,158
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments at value (cost $124,428,041)       $124,428,041
-----------------------------------------------------------
Cash                                                 56,093
-----------------------------------------------------------
Interest receivable                                  61,731
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               64,808
-----------------------------------------------------------
Other assets                                         31,916
===========================================================
    Total assets                                124,642,589
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Dividends                                         201,486
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 82,334
-----------------------------------------------------------
Accrued distribution fees                            17,890
-----------------------------------------------------------
Accrued trustees' fees                                2,485
-----------------------------------------------------------
Accrued transfer agent fees                           7,796
-----------------------------------------------------------
Accrued operating expenses                           34,440
===========================================================
    Total liabilities                               346,431
===========================================================
Net assets applicable to shares outstanding    $124,296,158
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $124,294,028
-----------------------------------------------------------
Undistributed net investment income                   1,783
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                                 347
===========================================================
                                               $124,296,158
___________________________________________________________
===========================================================

NET ASSETS:

Institutional Class                            $ 32,282,891
___________________________________________________________
===========================================================
Private Investment Class                       $ 67,949,261
___________________________________________________________
===========================================================
Personal Investment Class                      $  5,782,595
___________________________________________________________
===========================================================
Cash Management Class                          $  3,585,344
___________________________________________________________
===========================================================
Reserve Class                                  $         35
___________________________________________________________
===========================================================
Resource Class                                 $ 14,696,032
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                              32,255,284
___________________________________________________________
===========================================================
Private Investment Class                         67,974,341
___________________________________________________________
===========================================================
Personal Investment Class                         5,784,636
___________________________________________________________
===========================================================
Cash Management Class                             3,583,528
___________________________________________________________
===========================================================
Reserve Class                                            35
___________________________________________________________
===========================================================
Resource Class                                   14,697,843
___________________________________________________________
===========================================================
  Net asset value, offering and redemption
    price per share for each class             $       1.00
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,409,755
========================================================================

EXPENSES:

Advisory fees                                                    145,984
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     5,047
------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       186,670
------------------------------------------------------------------------
  Personal Investment Class                                       22,151
------------------------------------------------------------------------
  Cash Management Class                                            2,196
------------------------------------------------------------------------
  Reserve Class                                                        1
------------------------------------------------------------------------
  Resource Class                                                  14,037
------------------------------------------------------------------------
Transfer agent fees                                               20,583
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            11,175
------------------------------------------------------------------------
Printing and postage                                              25,257
------------------------------------------------------------------------
Other                                                             59,918
========================================================================
    Total expenses                                               517,814
========================================================================
Less: Fees waived and expenses reimbursed                       (306,769)
========================================================================

    Net expenses                                                 211,045
========================================================================
Net investment income                                          1,198,710
========================================================================
Net realized gain from investment securities                         347
========================================================================
Net increase in net assets resulting from operations          $1,199,057
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                              FEBRUARY 28,      AUGUST 31,
                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,198,710     $  1,604,178
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         347              172
===========================================================================================
    Net increase in net assets resulting from operations         1,199,057        1,604,350
===========================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                             (429,680)        (708,845)
-------------------------------------------------------------------------------------------
  Private Investment Class                                        (570,496)        (734,604)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                        (38,346)         (27,753)
-------------------------------------------------------------------------------------------
  Cash Management Class                                            (38,588)         (44,639)
-------------------------------------------------------------------------------------------
  Reserve Class                                                         (1)              (1)
-------------------------------------------------------------------------------------------
  Resource Class                                                  (121,599)         (88,336)
===========================================================================================
    Total distributions from net investment income              (1,198,710)      (1,604,178)
===========================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                                   --          (19,648)
-------------------------------------------------------------------------------------------
  Private Investment Class                                              --          (21,972)
-------------------------------------------------------------------------------------------
  Personal Investment Class                                             --           (1,354)
-------------------------------------------------------------------------------------------
  Cash Management Class                                                 --             (501)
-------------------------------------------------------------------------------------------
  Resource Class                                                        --           (2,531)
===========================================================================================
    Total distributions from net realized gains                         --          (46,006)
===========================================================================================
    Decrease in net assets resulting from distributions         (1,198,710)      (1,650,184)
===========================================================================================
Share transactions-net:
  Institutional Class                                          (23,909,192)     (28,777,332)
-------------------------------------------------------------------------------------------
  Private Investment Class                                    (208,450,672)     191,284,045
-------------------------------------------------------------------------------------------
  Personal Investment Class                                       (304,164)        (327,170)
-------------------------------------------------------------------------------------------
  Cash Management Class                                         (1,487,685)       2,510,283
-------------------------------------------------------------------------------------------
  Reserve Class                                                         34          (15,793)
-------------------------------------------------------------------------------------------
  Resource Class                                                 4,139,447       (4,676,751)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (230,012,232)     159,997,282
===========================================================================================
    Net increase (decrease) in net assets                     (230,011,885)     159,951,448
===========================================================================================

NET ASSETS:

  Beginning of period                                          354,308,043      194,356,595
===========================================================================================
  End of period (including undistributed net investment
    income of $1,783 and $1,783, respectively)                $124,296,158     $354,308,043
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                                      RATE
---------------------------------------------------------------------
First $250 million                                              0.20%
---------------------------------------------------------------------
Over $250 million to $500 million                               0.15%
---------------------------------------------------------------------
Over $500 million                                               0.10%
_____________________________________________________________________
=====================================================================

    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months February 28, 2005, AIM waived fees of $145,984 and reimbursed expenses of $57,901.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $396 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $24,795.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $13,370 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $93,335, $16,244, $1,757, $1 and $11,230, respectively, after FMC waived Plan fees of $93,335, $5,907, $439, $0 and $2,807, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $2,430 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                              CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    FEBRUARY 28, 2005                 AUGUST 31, 2004
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                          135,924,089    $ 135,924,089     262,259,706    $ 262,259,706
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                     181,055,303      181,055,303     772,897,565      772,897,565
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     10,412,294       10,412,294      14,745,458       14,745,458
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                          9,337,072        9,337,072      32,217,350       32,217,350
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                     40,502           40,502               8                8
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                69,834,359       69,834,359       7,770,331        7,770,331
============================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                               64,399           64,399         122,658          122,658
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                         156,094          156,094         195,133          195,133
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                          1,161            1,161             800              800
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                             36,669           36,669          40,970           40,970
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                         --               --              --               --
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                                   102,261          102,261          86,813           86,813
============================================================================================================================
Reacquired:
  Institutional Class                                         (159,897,680)    (159,897,680)   (291,159,696)    (291,159,696)
----------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    (389,662,069)    (389,662,069)   (581,808,653)    (581,808,653)
----------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    (10,717,619)     (10,717,619)    (15,073,428)     (15,073,428)
----------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                        (10,861,426)     (10,861,426)    (29,748,037)     (29,748,037)
----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                    (40,468)         (40,468)        (15,801)         (15,801)
----------------------------------------------------------------------------------------------------------------------------
  Resource Class                                               (65,797,173)     (65,797,173)    (12,533,895)     (12,533,895)
============================================================================================================================
                                                              (230,012,232)   $(230,012,232)    159,997,282    $ 159,997,282
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 72% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                RESOURCE CLASS
                                               ---------------------------------------------------------------------------------
                                                                                                               DECEMBER 30, 1999
                                                SIX MONTHS                                                        (DATE SALES
                                                  ENDED                     YEAR ENDED AUGUST 31,                COMMENCED) TO
                                               FEBRUARY 28,       -----------------------------------------       AUGUST 31,
                                                   2005            2004       2003       2002        2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  1.00          $  1.00    $  1.00    $  1.00    $   1.00         $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.01             0.01       0.01       0.02        0.05           0.04(a)
================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.01)           (0.01)     (0.01)     (0.02)      (0.05)         (0.04)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --            (0.00)     (0.00)     (0.00)      (0.00)         (0.00)
================================================================================================================================
    Total distributions                            (0.01)           (0.01)     (0.01)     (0.02)      (0.05)         (0.04)
================================================================================================================================
Net asset value, end of period                   $  1.00          $  1.00    $  1.00    $  1.00    $   1.00         $ 1.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                     0.84%            0.83%      1.08%      1.82%       5.15%          3.66%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $14,696          $10,557    $15,236    $29,726    $156,340         $  765
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.28%(c)         0.28%      0.29%      0.29%       0.28%          0.27%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  0.60%(c)         0.53%      0.53%      0.45%       0.46%          0.56%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of net investment income to average net
  assets                                            1.65%(c)         0.82%      1.05%      1.82%       4.84%          5.17%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using averages shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $14,152,976.
(d)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.



Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.



Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.



Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended

Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.



Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.



Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.



Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.



Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  Vice Chair and President                      Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and                     Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President                         AIM Investment Services, Inc.
                                                                                11 Greenway Plaza, Suite 100
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77046-1173
                                  Senior Vice President, Secretary and
Carl Frischling                   Chief Legal Officer                           CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis                   Stuart W. Coco                                COUNSEL TO THE FUND
                                  Vice President                                Ballard Spahr
Prema Mathai-Davis                                                              Andrews & Ingersoll, LLP
                                  J. Philip Ferguson                            1735 Market Street 51st Floor
Lewis F. Pennock                  Vice President                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
Ruth H. Quigley                   Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
Larry Soll                                                                      New York, NY 10022-3852

Mark H. Williamson                                                              DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com         TAP-SAR-4         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                           Cash Management Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio Cash
GRAHAM]             Management Class, part of AIM Cash Management. This year,
                    AIM Cash Management marks its 25th anniversary.
ROBERT H. GRAHAM    Thank you for investing with us; your participation has
                    helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark--Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio Cash Management Class were 2.34% and 2.29%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Liquid Assets Portfolio's Cash Management Class stood at $4.2 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      estimate the expenses that you paid           used to estimate your actual ending
                                             over the period. Simply divide your           account balance or expenses you paid
As a shareholder of the Fund, you incur      account value by $1,000 (for example,         for the period. You may use this
ongoing costs, including management          an $8,600 account value divided by            information to compare the ongoing
fees; distribution and/or service fees       $1,000 = 8.6), then multiply the result       costs of investing in the fund and
(12b-1); and other Fund expenses. This       by the number in the table under the          other funds. To do so, compare this 5%
example is intended to help you              heading entitled "Actual Expenses Paid        hypothetical example with the 5%
understand your ongoing costs (in            During Period" to estimate the expenses       hypothetical examples that appear in
dollars) of investing in the Fund and        you paid on your account during this          the shareholder reports of the other
to compare these costs with ongoing          period.                                       funds.
costs of investing in other mutual
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
investment of $1,000 invested at the         PURPOSES                                      in the table are meant to highlight
beginning of the period and held for                                                       your ongoing costs only. Therefore, the
the entire period, September 1, 2004,        The table below also provides                 hypothetical information is useful in
to February 28, 2005.                        information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per
The table below provides information         year before expenses, which is not the
about actual account values and actual       fund's actual return. The hypothetical
expenses. You may use the information        account values and expenses may not be
in this table, together with the amount
you invested, to


===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Cash Management       $1,000.00                  $1,009.30               $1.00                 $1,023.80               $1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                                            CASH MANAGEMENT CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2005              2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.01              0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities          0.00             (0.00)         0.00          0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations               0.01              0.01          0.01          0.02          0.05          0.06
=================================================================================================================================
Less dividends from net investment income         (0.01)            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    0.93%             0.97%         1.24%         2.08%         5.45%         6.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $4,224,677        $4,341,262    $4,473,591    $5,760,074    $5,499,916    $3,528,435
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.20%(b)          0.20%         0.19%         0.19%         0.18%         0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.29%(b)          0.28%         0.27%         0.29%         0.29%         0.29%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       1.85%(b)          0.96%         1.26%         2.04%         5.11%         5.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $4,389,652,506.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-3         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                             Institutional Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio
GRAHAM]             Institutional Class, part of AIM Cash Management. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you
ROBERT H. GRAHAM    for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio Institutional Class were 2.42% and 2.37%, respectively. Seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Liquid Assets Institutional Class stood at $11.3 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account value      account balance or expenses you paid for
                                             by $1,000 (for example, an $8,600             the period. You may use this information
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       to compare the ongoing costs of
ongoing costs, including management fees     then multiply the result by the number        investing in the fund and other funds.
and other Fund expenses. This example is     in the table under the heading entitled       To do so, compare this 5% hypothetical
intended to help you understand your         "Actual Expenses Paid During Period" to       example with the 5% hypothetical
ongoing costs (in dollars) of investing      estimate the expenses you paid on your        examples that appear in the shareholder
in the Fund and to compare these costs       account during this period.                   reports of the other funds.
with ongoing costs of investing in other
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
investment of $1,000 invested at the         PURPOSES                                      in the table are meant to highlight your
beginning of the period and held for the                                                   ongoing costs only. Therefore, the
entire period, September 1, 2004, to         The table below also provides                 hypothetical information is useful in
February 28, 2005.                           information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be used to
this table, together with the amount you     estimate your actual ending
invested, to estimate the expenses that
you paid over the


===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Institutional         $1,000.00                  $1,009.70               $0.60                 $1,024.20               $0.60

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          INSTITUTIONAL CLASS
                                       ------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                                    YEAR ENDED AUGUST 31,
                                       FEBRUARY 28,       -----------------------------------------------------------------------
                                           2005              2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $      1.00        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                         0.01               0.01           0.01           0.02           0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  securities                                 (0.00)             (0.00)          0.00           0.00           0.00           0.00
=================================================================================================================================
    Total from investment operations          0.01               0.01           0.01           0.02           0.05           0.06
=================================================================================================================================
Less dividends from net investment
  income                                     (0.01)             (0.01)         (0.01)         (0.02)         (0.05)         (0.06)
=================================================================================================================================
Net asset value, end of period         $      1.00        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                               0.97%              1.05%          1.32%          2.16%          5.54%          6.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $11,297,648        $13,426,786    $21,240,699    $29,122,702    $26,772,308    $17,353,163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            0.12%(b)           0.12%          0.11%          0.11%          0.10%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            0.19%(b)           0.18%          0.17%          0.19%          0.19%          0.19%
=================================================================================================================================
Ratio of net investment income to
  average net assets                          1.93%(b)           1.04%          1.34%          2.12%          5.19%          6.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $12,971,135,468.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-1         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                       Personal Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio
GRAHAM]             Personal Investment Class, part of AIM Cash Management. This year, AIM Cash Management marks its 25th anniversary. Thank
ROBERT H. GRAHAM    you for investing with us; your participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio Personal Investment Class were 1.87% and 1.82%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Short-Term Investments Trust Liquid Assets Portfolio's Personal Investment Class stood at $47.4 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown in
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the


===================================================================================================================================

                                                          ACTUAL                                        HYPOTHETICAL
                                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE                 VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS               (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Personal Investment     $1,000.00                  $1,007.00               $3.33                 $1,021.47               $3.36

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                                                 PERSONAL INVESTMENT CLASS
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                           FEBRUARY 28,       ---------------------------------------------------
                                                               2005            2004       2003       2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.01            0.005       0.01       0.02       0.05       0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities                      (0.00)          (0.000)      0.00       0.00       0.00       0.00
=================================================================================================================================
    Total from investment operations                            0.01            0.005       0.01       0.02       0.05       0.05
=================================================================================================================================
Less dividends from net investment income                      (0.01)          (0.005)     (0.01)     (0.02)     (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.70%            0.50%      0.77%      1.65%      5.01%      5.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $47,396          $48,166    $47,266    $30,277    $11,930    $14,179
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.67%(b)         0.67%      0.66%      0.61%      0.60%      0.59%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.94%(b)         0.93%      0.92%      0.94%      0.94%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets            1.38%(b)         0.49%      0.79%      1.62%      4.69%      5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $42,968,939.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-4         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                        Private Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio Private
GRAHAM]             Investment Class, part of AIM Cash Management. This year,
                    AIM Cash Management marks its 25th anniversary. Thank you
ROBERT H. GRAHAM    for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the Federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Asset Portfolio Private Investment Class were 2.12% and 2.07%, respectively. Seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $862.3 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown in
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

===================================================================================================================================

                                                           ACTUAL                                        HYPOTHETICAL
                                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE                  VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS                (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
Private Investment       $1,000.00                  $1,008.20               $2.09                 $1,022.71               $2.11

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                                             PRIVATE INVESTMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,       ------------------------------------------------------------
                                                      2005              2004         2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $     1.00    $   1.00    $   1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01               0.01        0.01        0.02          0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities              (0.00)             (0.00)       0.00        0.00          0.00        0.00
=================================================================================================================================
    Total from investment operations                    0.01               0.01        0.01        0.02          0.05        0.06
=================================================================================================================================
Less dividends from net investment income              (0.01)             (0.01)      (0.01)      (0.02)        (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $     1.00    $   1.00    $   1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         0.82%              0.75%       1.02%       1.85%         5.22%       5.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $862,277         $1,078,780    $978,383    $808,457    $1,289,479    $952,177
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.42%(b)           0.42%       0.41%       0.41%         0.40%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.69%(b)           0.68%       0.67%       0.69%         0.69%       0.69%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.63%(b)           0.74%       1.04%       1.82%         4.89%       5.74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,011,324,011.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-2         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                                   Reserve Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio Reserve
GRAHAM]             Class, part of AIM Cash Management. This year, AIM Cash
                    Management marks its 25th anniversary. Thank you for
ROBERT H. GRAHAM    investing with us; your participation has helped us reach
                    this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the Federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Assets Portfolio Reserve Class were 1.55% and 1.50%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $73.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
example is based on an investment of         PURPOSES                                      the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
   Reserve            $1,000.00                  $1,005.40               $4.92                 $1,019.89               $4.96

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                                                   RESERVE CLASS
                                                   ------------------------------------------------------------------------------
                                                                                                                 JANUARY 14, 2000
                                                    SIX MONTHS                                                     (DATE SALES
                                                      ENDED                    YEAR ENDED AUGUST 31,              COMMENCED) TO
                                                   FEBRUARY 28,       ---------------------------------------       AUGUST 31,
                                                       2005            2004       2003       2002       2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00          $  1.00    $  1.00    $  1.00    $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01            0.002      0.005       0.01      0.05           0.03
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities               0.00           (0.000)     0.000       0.00      0.00           0.00
=================================================================================================================================
    Total from investment operations                    0.01            0.002      0.005       0.01      0.05           0.03
=================================================================================================================================
Less dividends from net investment income              (0.01)          (0.002)    (0.005)     (0.01)    (0.05)         (0.03)
=================================================================================================================================
Net asset value, end of period                       $  1.00          $  1.00    $  1.00    $  1.00    $ 1.00         $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         0.54%            0.17%      0.45%      1.34%     4.70%          3.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $73,168          $64,942    $57,082    $51,279    $5,169         $2,495
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.99%(b)         0.99%      0.98%      0.91%     0.90%          0.89%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      1.19%(b)         1.18%      1.17%      1.19%     1.19%          1.19%(c)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.06%(b)         0.17%      0.47%      1.32%     4.39%          5.24%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $71,600,252.
(c)  Annualized.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-6         Fund Management Company

                                                         LIQUID ASSETS PORTFOLIO

                                                                  Resource Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

  [1980-2005 25TH
CASH MANAGEMENT LOGO]

LIQUID ASSETS PORTFOLIO

                    DEAR SHAREHOLDER:

[PHOTO OF           We are pleased to present this semiannual report on the
ROBERT H.           Short-Term Investments Trust Liquid Assets Portfolio
GRAHAM]             Resource Class, part of AIM Cash Management. This year, AIM
                    Cash Management marks its 25th anniversary. Thank you for
ROBERT H. GRAHAM    investing with us; your participation has helped us reach
                    this milestone.

                       The economy continued to expand at a moderate pace
[PHOTO OF           throughout the six-month reporting period ended February 28,
MARK H.             2005, according to Beige Book economic commentaries
WILLIAMSON]         published by the Federal Reserve (the Fed) that cover the
                    period.
MARK H. WILLIAMSON
                    o The nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, grew at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

o The S&P 500--Registered Trademark-- Index returned 9.99% during the reporting period.

o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

"The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the Federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Liquid Asset Portfolio Resource Class were 2.22% and 2.17%, respectively. Seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 20- to 34-day range; at the close of the reporting period, the WAM stood at 22 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of Short-Term Investments Trust Liquid Asset Portfolio's Resource Class stood at $825.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio invests in commercial paper rated A-1/P-1 or better by nationally recognized securities rating organizations, and cash management instruments such as repurchase agreements and master notes. The portfolio, which may also invest in U.S. government, bank and corporate obligations, can purchase securities that extend out 397 days to maturity.

                                                         LIQUID ASSETS PORTFOLIO

IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                    /s/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

==================================
PORTFOLIO COMPOSITION BY MATURITY
                                             The number of days to maturity of each holding is determined in accordance with the
In days, as of 2/28/05                       provisions of Rule 2a-7 under the Investment Company Act of 1940.

1-7                         56.6%

8-14                        13.0

15-60                       20.1

61-120                       5.7

121-180                      2.5

181-240                      0.0             The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
                                             500--Registered Trademark-- Index--is an index of common stocks frequently used
241+                         2.1             as a general measure of U.S. stock market performance.
==================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

LIQUID ASSETS PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown in
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
Example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

===================================================================================================================================

                                                        ACTUAL                                        HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT          ENDING ACCOUNT           EXPENSES             ENDING ACCOUNT           EXPENSES
    SHARE               VALUE                      VALUE              PAID DURING               VALUE               PAID DURING
    CLASS             (9/01/04)                 (2/28/05)(1)           PERIOD(2)              (2/28/05)              PERIOD(2)
  Resource            $1,000.00                  $1,008.70               $1.59                 $1,024.00               $0.80

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.32% for Resource Class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER-21.39%(a)

ASSET-BACKED SECURITIES- COMMERCIAL
  LOANS/ LEASES-1.47%

Atlantis One Funding Corp.(b)
  (Acquired 01/13/05; Cost $113,905,536)
  2.49%                                   03/18/05    $114,412    $   114,277,471
---------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $140,382,193)
  3.00%                                   08/16/05     142,449        140,445,241
=================================================================================
                                                                      254,722,712
=================================================================================

ASSET-BACKED SECURITIES- FULLY
  BACKED-7.46%

Blue Spice LLC (CEP-Deutsche Bank
  A.G.)(b)
  (Acquired 02/16/05; Cost $24,947,083)
  2.54%                                   03/18/05      25,000         24,970,014
---------------------------------------------------------------------------------
Concord Minutemen Capital Co., LLC-
  Series A (Multi CEP's-Liberty
  Hampshire Co., LLC (The); agent
  bank)(b)
  (Acquired 02/07/05; Cost $19,964,861)
  2.53%                                   03/04/05      20,000         19,995,783
---------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A
  (Multi CEP's-Liberty Hampshire Co.,
  LLC (The); agent bank)(b)
  (Acquired 01/25/05; Cost $199,426,000)
  2.52%                                   03/07/05     200,000        199,916,000
---------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $249,282,500)
  2.52%                                   03/08/05     250,000        249,877,500
---------------------------------------------------------------------------------
  (Acquired 02/16/05; Cost $100,326,192)
  2.54%                                   03/18/05     100,539        100,418,409
---------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/22/05; Cost $49,270,167)
  3.02%                                   08/16/05      50,000         49,295,333
---------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank
  N.V.)(b)
  (Acquired 12/16/04; Cost $131,420,632)
  2.50%                                   04/04/05     132,423        132,110,335
---------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,265,333)
  3.04%                                   08/18/05      50,000         49,282,222
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.)(b)
  (Acquired 01/18/05; Cost $140,011,386)
  2.50%                                   03/15/05    $140,558    $   140,421,347
---------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-
  Wachovia Bank, N.A.)(b)
  (Acquired 02/09/05; Cost $199,692,000)
  2.52%                                   03/03/05     200,000        199,972,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $126,795,530)
  2.52%                                   03/04/05     127,000        126,973,330
=================================================================================
                                                                    1,293,232,273
=================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-4.48%

Edison Asset Securitization, LLC(b)
  (Acquired 01/20/05; Cost $124,470,486)
  2.50%                                   03/22/05     125,000        124,817,708
---------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $83,988,587)
  2.23%                                   04/01/05      84,771         84,608,216
---------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 01/13/05; Cost $74,673,188)
  2.49%                                   03/17/05      75,000         74,917,000
---------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/08/05; Cost $200,006,429)
  2.53%                                   03/10/05     200,429        200,302,229
---------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)
  (Acquired 02/08/05; Cost $141,460,919)
  2.53%                                   03/01/05     141,670        141,670,000
---------------------------------------------------------------------------------
  (Acquired 02/09/05; Cost $149,704,833)
  2.53%                                   03/09/05     150,000        149,915,667
=================================================================================
                                                                      776,230,820
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

ASSET-BACKED SECURITIES- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.15%

Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $124,770,695)
  2.54%                                   03/01/05    $125,000    $   125,000,000
---------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/10/05; Cost $74,555,625)
  2.70%                                   05/04/05      75,000         74,640,000
=================================================================================
                                                                      199,640,000
=================================================================================

ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-1.44%

Bills Securitisation Ltd.
  2.04%                                   03/11/05     100,000         99,943,333
---------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.(b)
  (Acquired 01/21/05; Cost $149,495,708)
  2.47%                                   03/11/05     150,000        149,897,083
=================================================================================
                                                                      249,840,416
=================================================================================

CONSUMER FINANCE-1.84%

HSBC Finance Corp.
  2.49%                                   03/18/05     200,000        199,764,833
---------------------------------------------------------------------------------
  2.70%                                   05/04/05     120,000        119,424,000
=================================================================================
                                                                      319,188,833
=================================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Morgan Stanley, Floating Rate(c)
  2.63%                                   06/10/05     400,000        400,000,000
=================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-1.24%

General Electric Capital Corp.
  1.99%                                   03/14/05     215,000        214,845,499
=================================================================================
    Total Commercial Paper (Cost
      $3,707,700,553)                                               3,707,700,553
=================================================================================

CERTIFICATES OF DEPOSIT-12.04%

Banco Bilbao Vizcaya Argentaria, S.A.
  (Spain)
  2.03%                                   03/10/05      50,000         49,993,882
---------------------------------------------------------------------------------
  2.07%                                   03/21/05     100,000         99,974,426
---------------------------------------------------------------------------------
BNP Paribas S.A. (France)
  2.50%                                   03/22/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.71%                                   05/03/05     217,000        217,001,886
---------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.71%                                   05/20/05      80,000         79,945,524
---------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch
  (Germany)
  1.46%                                   03/09/05     100,000        100,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-(CONTINUED)

HBOS Treasury Services PLC (United
  Kingdom)
  2.10%                                   03/29/05    $200,000    $   200,000,000
---------------------------------------------------------------------------------
HBOS Treasury Services PLC-New York
  Branch (United Kingdom)
  3.05%                                   12/30/05     150,000        150,000,000
---------------------------------------------------------------------------------
Morgan Stanley Bank
  2.57%                                   03/22/05     150,000        150,000,000
---------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
  2.02%                                   03/09/05     100,000         99,988,493
---------------------------------------------------------------------------------
  2.25%                                   04/04/05      70,000         70,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.84%                                   12/09/05      50,000         49,998,090
---------------------------------------------------------------------------------
Societe Generale S.A. (France)
  2.76%                                   11/25/05      50,000         50,001,816
---------------------------------------------------------------------------------
  2.84%                                   07/18/05     200,000        199,976,640
---------------------------------------------------------------------------------
  3.00%                                   12/21/05     110,000        110,000,000
---------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.53%                                   03/15/05     200,000        200,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Italy)
  2.71%                                   05/05/05      50,000         50,000,000
---------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York
  Branch (Italy)
  2.71%                                   05/05/05      10,000         10,000,000
=================================================================================
    Total Certificates of Deposit (Cost
      $2,086,880,757)                                               2,086,880,757
=================================================================================

TIME DEPOSITS-9.42%

Credit Suisse First Boston-Cayman
  (Switzerland)
  2.56%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  2.53%                                   03/01/05     250,000        250,000,000
---------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
  2.54%                                   03/01/05     128,000        128,000,000
---------------------------------------------------------------------------------
Societe Generale S.A.-Cayman (France)
  2.57%                                   03/01/05     500,000        500,000,000
---------------------------------------------------------------------------------
UBS A.G.-Cayman (Switzerland)
  2.44%                                   03/01/05     254,684        254,683,829
=================================================================================
    Total Time Deposits (Cost
      $1,632,683,829)                                               1,632,683,829
=================================================================================

ASSET-BACKED SECURITIES-8.17%

CONSUMER RECEIVABLES-0.15%

Capital One Auto Finance Trust- Series
  2004-B, Class A-1, Floating Rate Bonds
  2.56%(d)                                10/17/05      26,807         26,807,349
=================================================================================


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

FULLY BACKED-1.61%

Racers Trust-Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.)
  (Acquired 04/13/04; Cost $279,000,000)
  2.60%(b)(d)                             07/22/05    $279,000    $   279,000,000
=================================================================================

STRUCTURED-5.54%

Aire Valley Mortgages (United
  Kingdom)-Series 2004-1A, Class 1A,
  Floating Rate Bonds
  (Acquired 09/27/04; Cost $65,000,000)
  2.60%(b)(d)                             09/20/05      65,000         65,000,000
---------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United
  Kingdom)-Series 8, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                04/15/05     182,000        182,000,000
---------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-
  Series 14A, Class A1, Putable Floating
  Rate Bonds
  (Acquired 10/27/04; Cost $154,350,000)
  2.60%(b)(d)                             09/21/05     154,350        154,350,000
---------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United
  Kingdom)-Series 4, Class 1A, Floating
  Rate Bonds
  2.54%(d)                                03/10/05     175,000        175,000,000
---------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1,
  Floating Rate Bonds
  (Acquired 02/10/05; Cost $16,976,250)
  2.60%(b)(d)                             02/14/06      16,976         16,976,250
---------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1,
  Putable Floating Rate Bonds
  (Acquired 06/14/04; Cost $167,603,457)
  2.58%(b)(d)                             06/12/05     167,603        167,603,457
---------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance,
  LLC-Series 2004-HEMM1, Class A,
  Putable Floating Rate Bonds
  (Acquired 11/19/04; Cost $200,000,000)
  2.52%(b)(d)(e)                          11/25/34     200,000        200,000,000
=================================================================================
                                                                      960,929,707
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-0.87%

Beta Finance Inc., MTN
  (Acquired 05/13/04; Cost $50,000,000)
  2.01%(b)                                05/20/05    $ 50,000    $    50,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMA, Floating
  Rate Bonds
  (Acquired 07/29/04; Cost $75,000,000)
  2.52%(b)(f)                             03/15/05      75,000         75,000,000
---------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd./Corp.-
  Series 2004-1A, Class AMMB, Floating
  Rate Bonds
  (Acquired 12/10/04; Cost $25,000,000)
  2.52%(b)(f)                             06/15/05      25,000         25,000,000
=================================================================================
                                                                      150,000,000
=================================================================================
    Total Asset-Backed Securities (Cost
      $1,416,737,056)                                               1,416,737,056
=================================================================================

VARIABLE RATE DEMAND NOTES-8.03%(g)

INSURED-2.34%(h)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  2.55%(i)                                12/01/36       8,100          8,100,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance
  Agency; Taxable Housing Series 1993 A
  RB
  2.57%(i)                                01/01/34      30,200         30,200,000
---------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series
  2002 A RB
  2.57%(i)                                01/01/47      39,570         39,570,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan
  Taxable Series 1998 B RB
  2.57%(i)                                09/01/32      15,070         15,070,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-II RB
  2.57%(i)                                09/01/34       2,000          2,000,000
---------------------------------------------------------------------------------
  Taxable Series 1999 B-III RB
  2.57%(i)                                09/01/34       4,750          4,750,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
INSURED-(CONTINUED)

Loanstar Asset Partners II; Taxable
  Student Loan RB
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1
  2.57%(b)(i)                             09/01/36    $ 25,000    $    25,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $60,000,000)
  Series 2002 Tranche 1
  2.57%(b)(i)                             08/01/37      60,000         60,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $40,000,000)
  Series 2002 Tranche 2
  2.57%(b)(i)                             08/01/37      40,000         40,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 3
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
  (Acquired 08/02/04; Cost $50,000,000)
  Series 2002 Tranche 4
  2.57%(b)(i)                             08/01/37      50,000         50,000,000
---------------------------------------------------------------------------------
New Orleans (City of), Louisiana;
  Taxable Pension Series 2000 RB
  2.57%(i)                                09/01/30      80,500         80,500,000
=================================================================================
                                                                      405,190,000
=================================================================================

LETTER OF CREDIT-5.69%(j)

422 Capital LLC; Series 2004-A Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                12/01/44      12,000         12,000,000
---------------------------------------------------------------------------------
Advocare of South Carolina Inc.; Series
  1997 Bonds (LOC-Wachovia Bank, N.A.)
  (Acquired 03/28/02; Cost $9,850,000)
  2.62%(b)(i)                             06/01/17       9,850          9,850,000
---------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool Power
  Agency; Refunding Taxable Electric
  Series 2004 B RB
  (LOC-Dexia Group S.A.)
  2.60%(i)                                07/01/26       4,550          4,550,000
---------------------------------------------------------------------------------
American Association of Retired Persons;
  Series 2001 Floating Rate Notes
  (LOC-Bank of America, N.A.)
  2.59%(i)                                05/01/31      20,000         20,000,000
---------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Royal Bank of Scotland)
  2.67%(i)                                02/01/15      57,380         57,380,000
---------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak
  Crest Village Inc. Project); Taxable
  Series 1999 B RB (LOC-Wachovia Bank,
  N.A.)
  2.66%(i)                                01/01/15       7,120          7,120,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Belk, Inc.; Series 1998 Bonds
  (LOC-Wachovia Bank, N.A.)
  (Acquired 05/17/04; Cost $17,000,000)
  2.67%(b)(i)                             07/01/08    $ 17,000    $    17,000,000
---------------------------------------------------------------------------------
Botsford (City of), Michigan General
  Hospital; Taxable Series 1997 A RB
  (LOC-ABN AMRO Bank N.V.)
  2.65%(c)                                02/15/27      12,100         12,100,000
---------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co.
  LLC Project); Taxable Series 2001 I
  PCR (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                12/01/36      61,790         61,790,000
---------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                09/01/19      17,300         17,300,000
---------------------------------------------------------------------------------
California (State of), Access to Loans
  for Learning Student Loan Corp.;
  Taxable Student Loan Series
  2001-II-A-5 RB (LOC-State Street Bank
  & Trust Co.)
  2.57%(i)                                07/01/36      43,400         43,400,000
---------------------------------------------------------------------------------
Capital One Funding Corp.;
  Series 1999-F Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                12/02/19       5,588          5,588,000
---------------------------------------------------------------------------------
  Series 2000-C Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.65%(i)                                09/01/20       4,000          4,000,000
---------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate
  Series 2002 Bonds (LOC-Wachovia Bank,
  N.A.)
  (Acquired 07/31/03; Cost $18,425,000)
  2.65%(b)(i)                             09/01/34      18,425         18,425,000
---------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000
  Floating Rate Notes (LOC-JPMorgan
  Chase Bank)
  2.65%(i)                                07/01/20      13,600         13,600,000
---------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.65%(i)                                02/02/43       7,060          7,060,000
---------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  (Acquired 06/25/02; Cost $10,035,000)
  2.64%(b)(i)                             08/31/16      10,035         10,035,000
---------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004
  Floating Rate Notes (LOC-ABN AMRO Bank
  N.V.)
  2.65%(i)                                12/01/15       8,000          8,000,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Fayette (County of), Ohio (Fayette
  County Memorial Hospital); Series 2003
  RB (LOC-National City Bank)
  2.64%(i)                                08/01/23    $    400    $       400,000
---------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  2.75%(i)                                10/15/27         600            600,000
---------------------------------------------------------------------------------
Fun Entertainment LLC; Floating Rate
  Series 2005 Bonds (LOC-Wachovia Bank,
  N.A.)
  2.55%(i)                                01/01/25      11,050         11,050,000
---------------------------------------------------------------------------------
Garlands of Barrington Lenders Inc.;
  Series 2002-E Floating Rate Notes
  (LOC-JPMorgan Chase Bank)
  2.59%(i)                                04/01/32      11,200         11,200,000
---------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
  Authority (Gas Portfolio III Project);
  Taxable Gas Series 2004 A RB
  (LOC-Wachovia Bank, N.A.; Bayerische
  Landesbank; JPMorgan Chase Bank)
  2.68%(i)                                02/01/15      15,560         15,560,000
---------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998
  Unsec. Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  2.57%(i)                                11/01/18      25,000         25,000,000
---------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan
  Series 1997 B RB (LOC-JPMorgan Chase
  Bank)
  2.57%(i)                                09/01/31       7,800          7,800,000
---------------------------------------------------------------------------------
JCR Harbour Pointe LLC; Floating Rate
  Notes (LOC-ABN AMRO Bank N.V.;
  Wachovia Bank, N.A.)
  2.65%(i)                                02/01/09       2,300          2,300,000
---------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating
  Rate Notes (LOC-Wells Fargo Bank N.A.)
  2.67%(i)                                12/01/39      17,500         17,500,000
---------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes
  (LOC-ABN AMRO Bank N.V.; Wachovia
  Bank, N.A.)
  2.65%(i)                                02/01/09       5,715          5,715,000
---------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating
  Rate Notes (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.60%(i)                                09/01/33       7,488          7,488,389
---------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania
  Industrial Development Authority
  (Bouras Industries); Taxable Series
  2002 C IDR (LOC-Wachovia Bank, N.A.)
  2.70%(i)                                11/01/13         735            735,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Liberty (County of), Georgia Industrial
  Authority (Hugo Boss Inc. Project);
  Taxable Series 2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.72%(i)                                01/01/18    $    100    $       100,000
---------------------------------------------------------------------------------
Loanstar Asset Partners L.P.; Taxable
  Student Loan Series 2005 A RB
  (LOC-State Street Bank & Trust Co.)
  (Acquired 02/23/05; Cost $102,000,000)
  2.55%(b)(i)                             02/01/41     102,000        102,000,000
---------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.65%(i)                                02/01/18      55,200         55,200,000
---------------------------------------------------------------------------------
Macatawa Capital Partners LLC; Floating
  Rate Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/53       4,660          4,660,000
---------------------------------------------------------------------------------
Madison (City of), Wisconsin Community
  Development Authority (Overture
  Development Corp.); Series 2001 RB
  (LOC-JPMorgan Chase Bank; U.S. Bank,
  N.A.; M&I Marshall & Ilsley; Northern
  Trust Co.)
  2.57%(i)                                06/01/36      64,000         64,000,000
---------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band
  Economic Development Corp.; Taxable
  Series 2003 RB (LOC-Bank of America,
  N.A.)
  2.59%(i)                                09/01/18       7,600          7,600,000
---------------------------------------------------------------------------------
Mississippi (State of) Business Finance
  Corp. (Telepak Inc. Project); Taxable
  Series 2002 IDR (LOC-Bank of America,
  N.A.)
  (Acquired 05/04/04; Cost $20,000,000)
  2.65%(b)(i)                             05/01/17      20,000         20,000,000
---------------------------------------------------------------------------------
  (Acquired 12/01/04; Cost $7,000,000)
  2.65%(b)(i)                             03/01/19       7,000          7,000,000
---------------------------------------------------------------------------------
New York (State of), Anti-Defamation
  League Foundation; Taxable Series 2004
  A RB (LOC-Bank of New York)
  2.63%(i)                                01/01/34       5,825          5,825,000
---------------------------------------------------------------------------------
New York (State of) Housing Finance
  Agency; Taxable Service Contract
  Refunding Series 2003 F RB (LOC-State
  Street Bank & Trust Co.)
  2.57%(i)                                09/15/07       7,000          7,000,000
---------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                05/01/14      12,982         12,982,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

Port Blakely (Communities of),
  Washington; Taxable Series 2001 C RB
  (LOC-Bank of America, N.A.)
  2.50%(i)                                02/15/21    $  7,500    $     7,500,000
---------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
  Series 2004 Floating Rate Notes
  (LOC-Wachovia Bank, N.A.)
  2.67%(i)                                07/01/14       3,200          3,200,000
---------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating
  Rate Bonds (LOC-ABN AMRO Bank N.V.)
  (Acquired 12/31/03; Cost $3,105,000)
  2.72%(b)(i)                             01/01/15       3,105          3,105,000
---------------------------------------------------------------------------------
Racetrac Capital, LLC; Series 2000
  Floating Rate Bonds (LOC-Regions Bank)
  2.68%(i)                                09/01/20      18,000         18,000,000
---------------------------------------------------------------------------------
Rockwood Quarry, LLC; Floating Rate
  Notes (LOC-Fifth Third Bank)
  2.65%(i)                                12/01/22       4,800          4,800,000
---------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes
  (LOC-Comerica Bank)
  2.70%(i)                                11/04/42         775            775,000
---------------------------------------------------------------------------------
Salvation Army (The); Series 2005 Notes
  (LOC-Bank of New York)
  2.63%(i)                                02/01/35      50,000         50,000,000
---------------------------------------------------------------------------------
San Jose (City of), California
  Redevelopment Agency (Merged Area); RB
  (LOC-Bank of New York)
  Taxable Series 2002 G
  2.57%(i)                                08/01/29       1,000          1,000,000
---------------------------------------------------------------------------------
  Taxable Series 2002 H
  2.60%(i)                                08/01/29      10,827         10,827,119
---------------------------------------------------------------------------------
Savannah College of Art and Design;
  Series 2004 RB (LOC-Bank of America,
  N.A.)
  2.65%(i)                                04/01/24       4,000          4,000,000
---------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003
  Floating Rate Notes (LOC-Bank of
  America, N.A.)
  2.59%(i)                                09/01/28       3,974          3,974,000
---------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Notes (LOC-Wachovia
  Bank, N.A.)
  2.65%(i)                                11/01/52       9,730          9,730,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Comerica
  Bank)
  Series 2003 C
  2.65%(i)                                08/01/53       1,335          1,335,000
---------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Federal Home
  Loan Bank of Indianapolis)
  Series 2003 D
  2.60%(i)                                10/01/53       4,281          4,280,847
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

LETTER OF CREDIT-(CONTINUED)

Shepherd Capital LLC; Floating Rate
  Notes (LOC-Federal Home Loan Bank of
  Indianapolis)
  Series 2004 A
  2.60%(i)                                07/01/54    $ 10,000    $    10,000,000
---------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical
  College; Unlimited Taxable Series 2001
  GO (LOC-Bank of America, N.A.)
  2.59%(i)                                08/01/16      10,615         10,615,000
---------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating
  Rate Notes (LOC-JPMorgan Chase Bank)
  2.65%(i)                                06/01/30      28,370         28,370,000
---------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Taxable Series 2001 RB
  (LOC-Wachovia Bank, N.A.)
  (Acquired 07/31/03; Cost $46,600,000)
  2.67%(b)(i)                             07/01/26      46,600         46,600,000
---------------------------------------------------------------------------------
Utah (State of) Telecommunication Open
  Infrastructure Agency; Taxable Series
  2004 RB (LOC-Bank of America, N.A.)
  2.59%(i)                                07/15/26      18,900         18,900,000
---------------------------------------------------------------------------------
Wake Forest University; Taxable Series
  1997 RB (LOC-Wachovia Bank, N.A.)
  2.62%(i)                                07/01/17       3,400          3,400,000
---------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
  Floating Rate Series 2004-A Notes
  (LOC-Fifth Third Bank)
  2.65%(i)                                05/01/44      10,000         10,000,000
---------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital;
  Taxable Series 2003 RB (LOC-JPMorgan
  Chase Bank)
  2.60%(i)                                11/01/23      14,800         14,800,000
=================================================================================
                                                                      986,125,355
=================================================================================
    Total Variable Rate Demand Notes
      (Cost $1,391,315,355)                                         1,391,315,355
=================================================================================

MEDIUM-TERM NOTES-5.44%

Allstate Life Global Funding II,
  Floating Rate MTN
  (Acquired 03/08/04; Cost $140,000,000)
  2.58%(b)(d)                             02/08/06     140,000        140,000,000
---------------------------------------------------------------------------------
  (Acquired 11/18/03; Cost $130,000,000)
  2.62%(b)(d)                             02/16/06     130,000        130,000,000
---------------------------------------------------------------------------------
General Electric Capital Corp., Floating
  Rate MTN
  2.69%(d)                                03/09/06     332,900        332,900,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding,
  Floating Rate Global MTN
  (Acquired 04/03/03; Cost $149,342,050)
  2.71%(b)(d)                             02/28/06    $149,300    $   149,333,816
---------------------------------------------------------------------------------
  Floating Rate MTN
  (Acquired 08/20/03; Cost $90,000,000)
  2.63%(b)(d)                             02/28/06      90,000         90,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating
  Rate Yankee MTN
  2.60%(d)                                02/10/06     100,000        100,000,000
=================================================================================
    Total Medium-Term Notes (Cost
      $942,233,816)                                                   942,233,816
=================================================================================

MASTER NOTE AGREEMENTS-4.09%(k)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 02/23/05; Cost $63,000,000)
  2.77%(b)(l)                             03/23/05      63,000         63,000,000
---------------------------------------------------------------------------------
  (Acquired 10/06/04; Cost $646,000,000)
  2.77%(b)(l)                             04/20/05     646,000        646,000,000
=================================================================================
    Total Master Note Agreements (Cost
      $709,000,000)                                                   709,000,000
=================================================================================

PROMISSORY NOTES-3.89%

Goldman Sachs Group, Inc. (The)
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          06/20/05     200,000        200,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $275,000,000)
  2.68%(b)(c)(m)                          07/13/05     275,000        275,000,000
---------------------------------------------------------------------------------
  (Acquired 01/05/05; Cost $200,000,000)
  2.68%(b)(c)(m)                          08/10/05     200,000        200,000,000
=================================================================================
    Total Promissory Notes (Cost
      $675,000,000)                                                   675,000,000
=================================================================================

FUNDING AGREEMENTS-2.60%

New York Life Insurance Co.
  (Acquired 04/07/04; Cost $250,000,000)
  2.67%(b)(d)(m)                          04/06/05     250,000        250,000,000
---------------------------------------------------------------------------------
Travelers Insurance Co. (The)
  (Acquired 08/27/04; Cost $100,000,000)
  3.00%(b)(f)(m)                          08/26/05     100,000        100,000,000
---------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $100,000,000)
  2.98%(b)(f)(m)                          11/21/05     100,000        100,000,000
=================================================================================
    Total Funding Agreements (Cost
      $450,000,000)                                                   450,000,000
=================================================================================

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY SECURITIES-1.79%

FEDERAL HOME LOAN BANK (FHLB)-1.13%

Unsec. Bonds,
  1.31%                                   04/11/05    $195,000    $   195,000,000
=================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.66%

Unsec. Notes,
  1.66%                                   05/20/05     115,000        115,000,000
=================================================================================
    Total U.S. Government Agency
      Securities (Cost $310,000,000)                                  310,000,000
=================================================================================

PUTABLE RESET NOTES-0.44%

Wal-Mart Stores, Inc.; Unsec. Unsub.
  PURS Notes
  5.01% (Cost $75,550,299)                06/01/05      75,000         75,550,299
=================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $13,397,101,665)                                             13,397,101,665
=================================================================================

REPURCHASE AGREEMENTS-22.58%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.63%(n)                                03/01/05      99,000         99,000,000
---------------------------------------------------------------------------------
Banc of America Securities LLC
  2.60%(o)                                03/01/05     344,457        344,456,975
---------------------------------------------------------------------------------
  2.65%(p)                                03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.63%(q)                                03/01/05     144,474        144,474,084
---------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.55%(r)                                03/01/05     200,000        200,000,000
---------------------------------------------------------------------------------
  2.61%(s)                                03/01/05     295,133        295,133,386
---------------------------------------------------------------------------------
  2.63%(t)                                03/01/05     126,215        126,214,877
---------------------------------------------------------------------------------
  2.65%(u)                                03/01/05     391,113        391,112,862
---------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  2.60%(v)                                03/01/05      95,000         95,000,000
---------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.63%(w)                                03/01/05      40,000         40,000,000
---------------------------------------------------------------------------------
  2.69%(x)                                03/01/05     377,000        377,000,000
---------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  2.63%(y)                                03/01/05     274,000        274,000,000
---------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.63%(z)                                03/01/05     149,000        149,000,000
---------------------------------------------------------------------------------
  1.32%(aa)                               04/15/05     400,000        400,000,000
---------------------------------------------------------------------------------
Morgan Stanley
  2.63%(ab)                               03/01/05     450,515        450,514,866
---------------------------------------------------------------------------------
  2.65%(ac)                               03/01/05      23,500         23,500,000
---------------------------------------------------------------------------------


                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Societe Generale, New York Branch
  (France)
  2.65%(ad)                               03/01/05    $ 23,500    $    23,500,000
---------------------------------------------------------------------------------
Wachovia Securities, Inc.
  2.65%(ae)                               03/01/05      73,500         73,500,000
---------------------------------------------------------------------------------
  2.70%(af)                               03/01/05     235,000        235,000,000
---------------------------------------------------------------------------------

                                                        PAR
                                          MATURITY     (000)           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

WestLB A.G., New York Branch (Germany)
  2.64%(ag)                               03/01/05    $ 97,633    $    97,632,661
=================================================================================
    Total Repurchase Agreements (Cost
      $3,912,539,711)                                               3,912,539,711
=================================================================================
TOTAL INVESTMENTS-99.88% (Cost
  $17,309,641,376)(ah)                                             17,309,641,376
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.12%                                    20,696,568
=================================================================================
NET ASSETS-100.00%                                                $17,330,337,944
_________________________________________________________________________________
=================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Putable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $6,509,001,411, which represented 37.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(e) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(h) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(j) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $1,125,000,000, which represented 6.49% of the Fund's Net Assets.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,611. Collateralized by $204,718,000 U.S. Government obligations, 0% due 04/15/05 to 04/20/05 with an aggregate market value at 02/28/05 of $204,000,543. The amount to be received upon repurchase by the Fund is $99,007,233.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 02/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $344,481,852.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by a $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with a market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $73,505,410.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at 02/28/05 of $255,000,788. The amount to be received upon repurchase by the Fund is $144,484,639.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,167. Collateralized by $205,969,000 U.S. Treasury obligations, 0% due 03/24/05 to 07/28/05 with an aggregate market value at 02/28/05 of $204,000,633.
(s) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $295,154,783.

(t) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $248,800,052. Collateralized by a $255,235,000 U.S. Government obligation, 3.38% due 02/23/07 with a market value at 02/28/05 of $253,759,423. The amount to be received upon repurchase by the Fund is $126,224,098.
(u) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $502,851,349 U.S. Government obligations, 3.64% to 8.00% due 02/01/18 to 03/01/35 with an aggregate market value at 02/28/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $391,141,652.
(v) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at 02/28/05 of $102,659,152. The amount to be received upon repurchase by the Fund is $95,006,861.
(w) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $40,002,922.
(x) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government obligations and corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $377,028,118.
(y) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at 02/28/05 of $382,500,265. The amount to be received upon repurchase by the Fund is $274,020,017.
(z) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at 02/28/05 of $257,221,967. The amount to be received upon repurchase by the Fund is $149,010,885.
(aa) Term repurchase agreement entered into 06/23/04. The Fund may terminate the agreement upon demand. Collateralized by $444,580,000 U.S. Government obligations, 0% to 4.25% due 03/18/05 to 06/23/33 with an aggregate market value at 02/28/05 of $412,021,769.
(ab) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at 02/28/05 of $517,771,271. The amount to be received upon repurchase by the Fund is $450,547,779.
(ac) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $23,501,730.
(ad) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $23,501,730.
(ae) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $73,505,410.
(af) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $375,028,125. Collateralized by $383,367,594 corporate obligations, 0% to 7.38% due 05/18/06 to 10/15/41 with an aggregate market value at 02/28/05 of $393,750,001. The amount to be received upon repurchase by the Fund is $235,017,625.
(ag) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $97,639,821.
(ah) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost
  $13,397,101,665)                           $13,397,101,665
------------------------------------------------------------
Repurchase agreements (cost $3,912,539,711)    3,912,539,711
============================================================
    Total investments (cost
      $17,309,641,376)                        17,309,641,376
============================================================
Receivables for:
  Interest                                        27,330,354
------------------------------------------------------------
  Interfund lending from affiliates               27,189,758
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  808,585
------------------------------------------------------------
Other assets                                         306,099
============================================================
    Total assets                              17,365,276,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       31,640,144
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,849,539
------------------------------------------------------------
Accrued distribution fees                            700,007
------------------------------------------------------------
Accrued trustees' fees                                37,433
------------------------------------------------------------
Accrued transfer agent fees                          343,129
------------------------------------------------------------
Accrued operating expenses                           367,976
============================================================
    Total liabilities                             34,938,228
============================================================
Net assets applicable to shares outstanding  $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $17,329,780,266
------------------------------------------------------------
Undistributed net investment income                2,683,741
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (2,126,063)
============================================================
                                             $17,330,337,944
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                          $11,297,647,997
____________________________________________________________
============================================================
Private Investment Class                     $   862,276,958
____________________________________________________________
============================================================
Personal Investment Class                    $    47,396,344
____________________________________________________________
============================================================
Cash Management Class                        $ 4,224,676,610
____________________________________________________________
============================================================
Reserve Class                                $    73,167,523
____________________________________________________________
============================================================
Resource Class                               $   825,172,512
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                           11,297,039,989
____________________________________________________________
============================================================
Private Investment Class                         862,301,702
____________________________________________________________
============================================================
Personal Investment Class                         47,399,761
____________________________________________________________
============================================================
Cash Management Class                          4,224,674,855
____________________________________________________________
============================================================
Reserve Class                                     73,173,906
____________________________________________________________
============================================================
Resource Class                                   825,189,551
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class             $          1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $197,649,308
--------------------------------------------------------------------------
Interest from affiliates                                            30,347
==========================================================================
    Total investment income                                    197,679,655
==========================================================================

EXPENSES:

Advisory fees                                                   14,443,639
--------------------------------------------------------------------------
Administrative services fees                                       536,818
--------------------------------------------------------------------------
Custodian fees                                                     412,922
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       2,507,529
--------------------------------------------------------------------------
  Personal Investment Class                                        159,809
--------------------------------------------------------------------------
  Cash Management Class                                          2,176,787
--------------------------------------------------------------------------
  Reserve Class                                                    355,059
--------------------------------------------------------------------------
  Resource Class                                                   923,449
--------------------------------------------------------------------------
Transfer agent fees                                              1,605,294
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                             398,029
--------------------------------------------------------------------------
Other                                                              816,784
==========================================================================
    Total expenses                                              24,336,119
==========================================================================
Less: Fees waived and expenses reimbursed                       (8,179,714)
==========================================================================
    Net expenses                                                16,156,405
==========================================================================
Net investment income                                          181,523,250
==========================================================================
Net realized gain (loss) from investment securities               (954,383)
==========================================================================
Net increase in net assets resulting from operations          $180,568,867
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   181,523,250    $   227,962,607
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (954,383)        (1,166,396)
================================================================================================
    Net increase in net assets resulting from operations          180,568,867        226,796,211
================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (124,256,910)      (170,818,620)
------------------------------------------------------------------------------------------------
  Private Investment Class                                         (8,112,482)        (7,433,486)
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (294,265)          (227,234)
------------------------------------------------------------------------------------------------
  Cash Management Class                                           (40,440,984)       (40,300,094)
------------------------------------------------------------------------------------------------
  Reserve Class                                                      (385,870)          (115,498)
------------------------------------------------------------------------------------------------
  Resource Class                                                   (8,032,739)        (9,067,675)
================================================================================================
    Decrease in net assets resulting from distributions          (181,523,250)      (227,962,607)
================================================================================================
Share transactions-net:
  Institutional Class                                          (2,128,491,877)    (7,813,073,189)
------------------------------------------------------------------------------------------------
  Private Investment Class                                       (216,449,137)       100,451,125
------------------------------------------------------------------------------------------------
  Personal Investment Class                                          (767,836)           902,889
------------------------------------------------------------------------------------------------
  Cash Management Class                                          (116,384,144)      (132,118,699)
------------------------------------------------------------------------------------------------
  Reserve Class                                                     8,229,144          7,863,084
------------------------------------------------------------------------------------------------
  Resource Class                                                 (126,973,097)      (287,130,729)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (2,580,836,947)    (8,123,105,519)
================================================================================================
    Net increase (decrease) in net assets                      (2,581,791,330)    (8,124,271,915)
================================================================================================

NET ASSETS:

  Beginning of period                                          19,912,129,274     28,036,401,189
================================================================================================
  End of period (including undistributed net investment
    income of $2,683,741 and $2,683,741, respectively)        $17,330,337,944    $19,912,129,274
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $6,648,540.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $4,032 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $536,818.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $1,463,146 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08% and 0.87%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,504,517, $117,193, $1,741,430, $308,902 and $923,449, respectively, after FMC waived Plan fees of $1,003,012, $42,616, $435,357, $46,157 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $42,666 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period:

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AVERAGE
                                                                                                           ADVANCES
                                           ADVANCES      INCREASES IN    DECREASES IN      ADVANCES       FOR NUMBER
                                          OUTSTANDING    ADVANCES TO      ADVANCES TO     OUTSTANDING      OF DAYS       INTEREST
                                           08/31/04       AFFILIATES      AFFILIATES       02/28/05      OUTSTANDING      INCOME
---------------------------------------------------------------------------------------------------------------------------------
AIM Core Stock Fund                        $     --      $32,368,100     $(32,368,100)    $       --     $ 8,092,025     $ 2,078
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                                --      134,673,000     (134,673,000)            --      34,690,200      11,587
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                                  --       12,155,850       (7,865,500)     4,290,350       3,083,642       1,329
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund                 --       22,899,408               --     22,899,408      22,899,408       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Tax-Free Intermediate Fund                   --       35,942,000      (35,942,000)            --       3,544,353       3,208
---------------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund                              --       25,887,000      (25,887,000)            --      12,943,500       1,733
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Fund                            --       28,092,000      (28,092,000)            --       4,538,000       1,905
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                               --        3,144,000       (3,144,000)            --       3,144,000         189
---------------------------------------------------------------------------------------------------------------------------------
AIM VI High Yield Fund                           --       14,843,000      (14,843,000)            --       4,090,500       1,631
---------------------------------------------------------------------------------------------------------------------------------
AIM VI Leisure Fund                              --       14,149,000      (14,149,000)            --       4,737,380       1,719
---------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                              --       33,542,650      (33,542,650)            --       5,037,672       3,249
=================================================================================================================================
                                           $     --      $357,696,008    $(330,506,250)   $27,189,758    $106,800,680    $30,347
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                           YEAR ENDED
                                                              FEBRUARY 28, 2005                        AUGUST 31, 2004
                                                     -----------------------------------    -------------------------------------
                                                         SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 95,560,970,724    $ 95,560,970,724     220,538,317,502    $ 220,538,317,502
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                             4,196,841,100       4,196,841,100      10,308,011,876       10,308,011,876
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              264,932,650         264,932,650         336,308,705          336,308,705
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               28,477,847,383      28,477,847,383      55,620,771,261       55,620,771,261
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          100,579,842         100,579,842         250,536,437          250,536,437
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       7,624,326,079       7,624,326,079       7,934,774,147        7,934,774,147
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     46,595,380          46,595,380          59,472,467           59,472,467
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 3,249,372           3,249,372           2,478,586            2,478,586
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                  176,188             176,188             149,496              149,496
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   18,953,986          18,953,986          21,658,334           21,658,334
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              301,371             301,371              81,409               81,409
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,246,529           6,246,529           7,076,048            7,076,048
=================================================================================================================================
Reacquired:
  Institutional Class                                (97,736,057,981)    (97,736,057,981)   (228,410,863,158)    (228,410,863,158)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                            (4,416,539,609)     (4,416,539,609)    (10,210,039,337)     (10,210,039,337)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (265,876,674)       (265,876,674)       (335,555,312)        (335,555,312)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                              (28,613,185,513)    (28,613,185,513)    (55,774,548,294)     (55,774,548,294)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (92,652,069)        (92,652,069)       (242,754,762)        (242,754,762)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (7,757,545,705)     (7,757,545,705)     (8,228,980,924)      (8,228,980,924)
=================================================================================================================================
                                                      (2,580,836,947)   $ (2,580,836,947)     (8,123,105,519)   $  (8,123,105,519)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. In addition, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

                                                                                RESOURCE CLASS
                                              -----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                                YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,       ----------------------------------------------------------------
                                                  2005             2004         2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   1.00         $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.01             0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on securities           0.00            (0.00)         0.00          0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations                0.01             0.01          0.01          0.02          0.05          0.06
=================================================================================================================================
Less dividends from net investment income          (0.01)           (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period                  $   1.00         $   1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     0.87%            0.85%         1.12%         1.96%         5.33%         5.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $825,173         $952,193    $1,239,380    $1,546,155    $1,269,405    $1,102,431
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.32%(b)         0.32%         0.31%         0.31%         0.30%         0.29%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  0.39%(b)         0.38%         0.37%         0.39%         0.39%         0.39%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        1.73%(b)         0.84%         1.14%         1.92%         4.99%         5.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $931,102,283.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

    Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

    The SEC has also settled market timing enforcement actions against Raymond
R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

Regulatory Inquiries and Pending Litigation

    The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

    As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

    Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

    A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                                                       OFFICE OF THE FUND

Bob R. Baker               Robert H. Graham                                               11 Greenway Plaza
                           Vice Chair and President                                       Suite 100
Frank S. Bayley                                                                           Houston, TX 77046-1173
                           Mark H. Williamson
James T. Bunch             Executive Vice President                                       INVESTMENT ADVISOR

Bruce L. Crockett          Lisa O. Brinkley                                               A I M Advisors, Inc.
Chair                      Senior Vice President and Chief Compliance Officer             11 Greenway Plaza
                                                                                          Suite 100
Albert R. Dowden           Russell C. Burk                                                Houston, TX 77046-1173
                           Senior Vice President
Edward K. Dunn Jr.                                                                        TRANSFER AGENT
                           Kevin M. Carome
Jack M. Fields             Senior Vice President, Secretary and Chief Legal Officer       AIM Investment Services, Inc.
                                                                                          11 Greenway Plaza, Suite 100
Carl Frischling            Sidney M. Dilgren                                              Houston, TX 77046-1173
                           Vice President and Treasurer
Robert H. Graham                                                                          CUSTODIAN
                           Stuart W. Coco
Gerald J. Lewis            Vice President                                                 The Bank of New York
                                                                                          2 Hanson Place
Prema Mathai-Davis         J. Philip Ferguson                                             Brooklyn, NY 11217-1431
                           Vice President
Lewis F. Pennock                                                                          COUNSEL TO THE FUND
                           Karen Dunn Kelley
Ruth H. Quigley            Vice President                                                 Ballard Spahr
                                                                                          Andrews & Ingersoll, LLP
Larry Soll                                                                                1735 Market Street 51st Floor
                                                                                          Philadelphia, PA 19103-7599
Mark H. Williamson
                                                                                          COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                                          Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
                                                                                          New York, NY 10022-3852

                                                                                          DISTRIBUTOR

                                                                                          Fund Management Company
                                                                                          11 Greenway Plaza
                                                                                          Suite 100
                                                                                          Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com         LAP-SAR-5         Fund Management Company

                                                            STIC Prime Portfolio



                                                           Cash Management Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


   [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust STIC Prime Portfolio Cash
                    Management Class, part of AIM Cash Management. This year,
     [GRAHAM        AIM Cash Management marks its 25th anniversary. Thank you
      PHOTO]        for investing with us; your participation has helped us
                    reach this milestone.

                      The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
   [WILLIAMSON      considered the broadest measure of economic activity, grew
      PHOTO]        at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio Cash Management Class 2.39% and 2.35%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Cash Management Class stood at $1.1 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON

Robert H. Graham                      Mark H. Williamson
Trustee, Vice Chair & President,      Director, Chair & President,
Short-Term Investments Trust          A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY   The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1
36-42                        0.0    The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
43-60                        0.0    500--Registered Trademark-- Index--is an index of common stocks frequently used as a
=================================   general measure of U.S. stock market performance.



THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is based on an investment of         PURPOSES                                      in the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

====================================================================================================================================

                                                        ACTUAL                                 HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT    ENDING ACCOUNT         EXPENSES         ENDING ACCOUNT                EXPENSES
  SHARE                  VALUE               VALUE             PAID DURING           VALUE                    PAID DURING
  CLASS                 (9/1/04)          (2/28/05)(1)          PERIOD(2)          (2/28/05)                   PERIOD(2)
Cash Mgmt               1,000.00           1,009.50                1.00             1,023.80                      1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CASH MANAGEMENT CLASS
                                                  -------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                              YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,       ------------------------------------------------------------
                                                      2005             2004        2003        2002         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     1.00        $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01            0.01        0.01        0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                               --           (0.00)         --       (0.00)         0.00            --
=================================================================================================================================
    Total from investment operations                     0.01            0.01        0.01        0.02          0.05          0.06
=================================================================================================================================
Less dividends from net investment income               (0.01)          (0.01)      (0.01)      (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period                     $     1.00        $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          0.95%           0.94%       1.19%       1.93%         5.37%         6.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,100,250        $570,064    $536,685    $974,016    $1,139,775    $1,157,412
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.20%(b)        0.20%       0.18%       0.18%         0.17%         0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       0.29%(b)        0.29%       0.28%       0.24%         0.19%         0.19%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.91%(b)        0.93%       1.20%       1.97%         5.33%         5.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,267,203,387.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               PRM-SAR-4               Fund Management Company

                                                            STIC Prime Portfolio



                                                             Institutional Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


   [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust STIC Prime Portfolio
                    Institutional Class, part of AIM Cash Management. This year,
     [GRAHAM        AIM Cash Management marks its 25th anniversary. Thank you
      PHOTO]        for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio Institutional Class were 2.47% and 2.43%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Institutional Class stood at $5.6 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                    /S/ MARK H. WILLIAMSON

Robert H. Graham                        Mark H. Williamson
Trustee, Vice Chair & President,        Director, Chair & President,
Short-Term Investments Trust            A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY   The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1
36-42                        0.0    The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
43-60                        0.0    500--Registered Trademark-- Index--is an index of common stocks frequently used as a
=================================   general measure of U.S. stock market performance.



THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      $1,000 (for example, an $8,600 account        compare the ongoing costs of investing
                                             value divided by $1,000 = 8.6), then          in the fund and other funds. To do so,
As a shareholder of the Fund, you incur      multiply the result by the number in the      compare this 5% hypothetical example
ongoing costs, including management          table under the heading entitled "Actual      with the 5% hypothetical examples that
fees and other Fund expenses. This           Expenses Paid During Period" to estimate      appear in the shareholder reports of
example is intended to help you              the expenses you paid on your account         the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for the
invested, to estimate the expenses that      period. You may use this information to
you paid over the period. Simply divide
your account value by

====================================================================================================================================

                                                        ACTUAL                                 HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT    ENDING ACCOUNT         EXPENSES         ENDING ACCOUNT                EXPENSES
  SHARE                  VALUE               VALUE             PAID DURING           VALUE                    PAID DURING
  CLASS                 (9/1/04)          (2/28/05)(1)          PERIOD(2)          (2/28/05)                   PERIOD(2)
Institutional          $1,000.00           $1,009.90              $0.60            $1,024.20                     $0.60

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            INSTITUTIONAL CLASS
                                           --------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                  YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,       -------------------------------------------------------------------
                                               2005              2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.01          0.01          0.02          0.05           0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        --             (0.00)           --         (0.00)         0.00             --
=================================================================================================================================
    Total from investment operations              0.01              0.01          0.01          0.02          0.05           0.06
=================================================================================================================================
Less dividends from net investment income        (0.01)            (0.01)        (0.01)        (0.02)        (0.05)         (0.06)
=================================================================================================================================
Net asset value, end of period              $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $      1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                   0.99%             1.02%         1.27%         2.01%         5.46%          6.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $5,584,072        $5,038,960    $5,589,108    $5,930,291    $7,840,199    $11,874,103
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                0.12%(b)          0.12%         0.10%         0.10%         0.09%          0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                0.19%(b)          0.19%         0.18%         0.14%         0.09%          0.09%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      1.99%(b)          1.01%         1.28%         2.05%         5.41%          5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $5,386,699,857.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               PRM-SAR-1               Fund Management Company

                                                            STIC Prime Portfolio



                                                       Personal Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


   [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust STIC Prime Portfolio Personal
                    Investment Class, part of AIM Cash Management. This year,
      [GRAHAM       AIM Cash Management marks its 25th anniversary. Thank you
       PHOTO]       for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
    [WILLIAMSON     considered the broadest measure of economic activity, grew
       PHOTO]       at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio Personal Investment Class were 1.92% and 1.88%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Personal Investment Class stood at $123.2 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                               /S/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
Trustee, Vice Chair & President,                   Director, Chair & President,
Short-Term Investments Trust                       A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY     The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1      The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
36-42                        0.0      500--Registered Trademark-- Index--is an index of common stocks frequently used as a
43-60                        0.0      general measure of U.S. stock market performance.
=================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

====================================================================================================================================

                                                       ACTUAL                                   HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT         EXPENSES         ENDING ACCOUNT               EXPENSES
 SHARE                 VALUE                VALUE             PAID DURING           VALUE                   PAID DURING
 CLASS               (9/1/04)            (2/28/05)(1)          PERIOD(2)          (2/28/05)                  PERIOD(2)
Personal             1,000.00              1,007.10               3.33             1,021.47                    3.36

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01             0.01        0.01        0.02        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                           --            (0.00)         --       (0.00)       0.00          --
=================================================================================================================================
    Total from investment operations                        0.01             0.01        0.01        0.02        0.05        0.05
=================================================================================================================================
Less dividends from net investment income                  (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.71%            0.47%       0.72%       1.50%       4.93%       5.55%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $123,153         $111,925    $133,719    $177,493    $216,286    $142,235
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.67%(b)         0.67%       0.65%       0.60%       0.59%       0.59%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.94%(b)         0.94%       0.93%       0.89%       0.84%       0.84%
=================================================================================================================================
Ratio of net investment income to average net assets        1.44%(b)         0.46%       0.73%       1.55%       4.91%       5.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $114,344,083.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               PRM-SAR-3               Fund Management Company

                                                            STIC Prime Portfolio



                                                        Private Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


   [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust STIC Prime Portfolio Private
                    Investment Class, part of AIM Cash Management. This year,
      [GRAHAM       AIM Cash Management marks its 25th anniversary. Thank you
       PHOTO]       for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
  ROBERT H. GRAHAM  throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
    [WILLIAMSON     considered the broadest measure of economic activity, grew
       PHOTO]       at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields of the Short-Term Investments Trust STIC Prime Portfolio Private Investment Class were 2.17% and 2.13%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Private Investment Class stood at $398.7 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                               /S/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
Trustee, Vice Chair & President,                   Director, Chair & President,
Short-Term Investments Trust                       A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY    The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1     The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
36-42                        0.0     500--Registered Trademark-- Index--is an index of common stocks frequently used as a
43-60                        0.0     general measure of U.S. stock market performance.
================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is based on an investment of         PURPOSES                                      in the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

====================================================================================================================================

                                                        ACTUAL                                 HYPOTHETICAL
                                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT            EXPENSES
 SHARE               VALUE                  VALUE                 PAID DURING           VALUE                PAID DURING
 CLASS             (09/1/04)            (2/28/05)(1)               PERIOD(2)          (2/28/05)               PERIOD(2)
Private            1,000.00               1,008.40                    2.09             1,022.71                 2.11


(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private class shares, respectively), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01             0.01        0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                           --            (0.00)         --       (0.00)       0.00          --
=================================================================================================================================
    Total from investment operations                        0.01             0.01        0.01        0.02        0.05        0.06
=================================================================================================================================
Less dividends from net investment income                  (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.84%            0.72%       0.97%       1.70%       5.14%       5.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $398,733         $393,619    $560,825    $499,452    $572,597    $470,368
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.42%(b)         0.42%       0.40%       0.40%       0.39%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.69%(b)         0.69%       0.68%       0.64%       0.59%       0.59%
=================================================================================================================================
Ratio of net investment income to average net assets        1.69%(b)         0.71%       0.98%       1.75%       5.11%       5.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $434,647,480.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               PRM-SAR-2               Fund Management Company

                                                            STIC Prime Portfolio



                                                                   Reserve Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


  [1980-2005 25TH            YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust's STIC Prime Portfolio Reserve
       [GRAHAM      Class, part of AIM Cash Management. This year, AIM Cash
        PHOTO]      Management marks its 25th anniversary. Thank you for
                    investing with us; your participation has helped us reach this milestone.

                       The economy continued to expand at a moderate pace
  ROBERT H. GRAHAM  throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
    [WILLIAMSON     considered the broadest measure of economic activity, grew
       PHOTO]       at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio Reserve Class were 1.60% and 1.56%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Reserve Class stood at $81.5 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                               /S/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
Trustee, Vice Chair & President,                   Director, Chair & President,
Short-Term Investments Trust                       A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY    The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1     The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
36-42                        0.0     500--Registered Trademark-- Index-- is an index of common stocks frequently used as a
43-60                        0.0     general measure of U.S. stock market performance.
=================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      period. Simply divide your account            the period. You may use this information
                                             value by $1,000 (for example, an $8,600       to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending
this table, together with the amount you     account balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

====================================================================================================================================

                                                          ACTUAL                              HYPOTHETICAL
                                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT              EXPENSES         ENDING ACCOUNT         EXPENSES
 SHARE                VALUE                VALUE                  PAID DURING           VALUE             PAID DURING
 CLASS              (9/1/04)            (2/28/05)(1)               PERIOD(2)          (2/28/05)            PERIOD(2)
Reserve             1,000.00              1,005.50                    4.92             1,019.89               4.96

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% for Reserve class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.01             0.001       0.004        0.01        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          --             (0.00)         --       (0.00)       0.00          --
=================================================================================================================================
    Total from investment operations                       0.01             0.001       0.004        0.01        0.05        0.05
=================================================================================================================================
Less dividends from net investment income                 (0.01)           (0.001)     (0.004)      (0.01)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $  1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            0.55%             0.15%       0.40%       1.19%       4.62%       5.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $81,471          $108,319    $103,681    $146,505    $144,449    $131,370
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.99%(b)          0.99%       0.97%       0.90%       0.89%       0.89%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.19%(b)          1.19%       1.18%       1.14%       1.09%       1.09%
=================================================================================================================================
Ratio of net investment income to average net assets       1.12%(b)          0.14%       0.41%       1.25%       4.61%       5.14%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $90,980,228.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               PRM-SAR-6               Fund Management Company

                                                            STIC Prime Portfolio



                                                                  Resource Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report


                                 [COVER IMAGE]


  [1980-2005 25TH            YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]         --Registered Trademark--              --Registered Trademark--

STIC PRIME PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust STIC Prime Portfolio Resource
       [GRAHAM      Class, part of AIM Cash Management. This year, AIM Cash
        PHOTO]      Management marks its 25th anniversary. Thank you for
                    investing with us; your participation has helped us reach this milestone.

                    The economy continued to expand at a moderate pace
  ROBERT H. GRAHAM  throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
    [WILLIAMSON     considered the broadest measure of economic activity, grew
       PHOTO]       at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust STIC Prime Portfolio Resource Class were 2.31% and 2.27%, respectively. The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 11- to 20-day range; at the close of the reporting period, the WAM stood at 11 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust STIC Prime Portfolio Resource Class stood at $190.6 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust STIC Prime Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in high quality U.S. dollar denominated obligations with maturities of 60 days or less, including: securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit and time deposits from banks, repurchase agreements, commercial instruments and master notes.

                                                            STIC PRIME PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                               /S/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
Trustee, Vice Chair & President,                   Director, Chair & President,
Short-Term Investments Trust                       A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================
PORTFOLIO COMPOSITION BY MATURITY    The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                         45.4%
8-14                        17.2
15-21                       20.3
22-28                       11.0
29-35                        6.1     The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
36-42                        0.0     500--Registered Trademark-- Index--is an index of common stocks frequently used as a
43-60                        0.0     general measure of U.S. stock market performance.
=================================


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

STIC PRIME PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

====================================================================================================================================

                                                         ACTUAL                                   HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT      ENDING ACCOUNT           EXPENSES         ENDING ACCOUNT           EXPENSES
 SHARE                 VALUE                 VALUE               PAID DURING           VALUE               PAID DURING
 CLASS                (9/1/04)            (2/28/05)(1)            PERIOD(2)          (2/28/05)              PERIOD(2)
Resource             1,000.00               1,009.10                1.39              1,023.41                1.40

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-66.71%(A)

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.95%

Mortgage Interest Networking Trust
  2.53%                                        03/22/05   $ 55,000   $   54,918,829
-----------------------------------------------------------------------------------
Old Line Funding, LLC(b)
  (Acquired 02/09/05; Cost $103,275,754)
  2.53%                                        03/22/05    103,572      103,419,145
-----------------------------------------------------------------------------------
  (Acquired 02/22/05; Cost $44,306,159)
  2.54%                                        03/23/05     44,397       44,328,086
-----------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)
  (Acquired 01/24/05; Cost $73,618,116)
  2.49%                                        03/02/05     73,807       73,801,895
-----------------------------------------------------------------------------------
  (Acquired 01/24/05; Cost $19,050,497)
  2.49%                                        03/07/05     19,106       19,098,071
===================================================================================
                                                                        295,566,026
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-19.36%

Concord Minutemen Capital Co.,
  LLC-Series A
  (Multi CEP's-Liberty Hampshire
  Co., LLC (The); agent bank)(b)
  (Acquired 02/07/05; Cost $90,038,529)
  2.53%                                        03/04/05     90,197       90,177,984
-----------------------------------------------------------------------------------
  (Acquired 02/04/05; Cost $124,906,204)
  2.54%                                        03/07/05    125,180      125,127,007
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $75,001,830)
  2.56%                                        03/17/05     75,114       75,028,537
-----------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC (The);
  agent bank)(b)
  (Acquired 02/03/05; Cost $94,688,730)
  2.54%                                        03/07/05     94,903       94,862,824
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $124,698,922)
  2.52%                                        03/08/05    125,000      124,938,478
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Curzon Funding LLC (CEP-American
  International Group, Inc.)(b)
  (Acquired 02/01/05; Cost $99,800,889)
  2.56%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $135,672,467)
  2.55%                                        03/09/05    136,000      135,922,933
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $85,153,366)
  2.55%                                        03/24/05     85,365       85,225,926
-----------------------------------------------------------------------------------
Govco, Inc. (Multi-CEP's-Citicorp North
  America, Inc.; agent bank)(b)
  (Acquired 01/20/05; Cost $49,792,500)
  2.49%                                        03/21/05     50,000       49,930,833
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.)(b)
  (Acquired 02/23/05; Cost $36,818,120)
  2.54%                                        03/23/05     36,891       36,833,737
-----------------------------------------------------------------------------------
Legacy Capital, LLC (Multi-CEP's- Liberty
  Hampshire Co., LLC (The); agent bank)(b)
  (Acquired 02/04/05; Cost $70,300,778)
  2.54%                                        03/01/05     70,425       70,425,000
-----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of America,
  N.A.)(b)
  (Acquired 02/07/05; Cost $69,852,417)
  2.53%                                        03/09/05     70,000       69,960,645
-----------------------------------------------------------------------------------
Variable Funding Capital Corp. (CEP-Wachovia
  Bank, N.A.)(b)
  (Acquired 02/04/05; Cost $99,818,000)
  2.52%                                        03/02/05    100,000       99,993,000
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $39,206,453)
  2.47%                                        03/10/05     39,336       39,311,710
-----------------------------------------------------------------------------------
  (Acquired 01/21/05; Cost $249,159,514)
  2.47%                                        03/11/05    250,000      249,828,472
===================================================================================
                                                                      1,447,567,086
===================================================================================


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-10.78%

Amsterdam Funding Corp.(b)
  (Acquired 01/21/05; Cost $74,763,292)
  2.47%                                        03/08/05   $ 75,000   $   74,963,979
-----------------------------------------------------------------------------------
  (Acquired 01/25/05; Cost $44,846,875)
  2.50%                                        03/15/05     45,000       44,956,250
-----------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.(b)
  (Acquired 02/17/05; Cost $33,465,910)
  2.54%                                        03/03/05     33,499       33,494,273
-----------------------------------------------------------------------------------
  (Acquired 02/17/05; Cost $32,725,945)
  2.54%                                        03/21/05     32,800       32,753,716
-----------------------------------------------------------------------------------
Barton Capital LLC(b)
  (Acquired 02/09/05; Cost $75,003,650)
  2.53%                                        03/14/05     75,178       75,109,317
-----------------------------------------------------------------------------------
Charta LLC(b)
  (Acquired 01/21/05; Cost $29,912,500)
  2.50%                                        03/04/05     30,000       29,993,750
-----------------------------------------------------------------------------------
  (Acquired 01/19/05; Cost $49,809,792)
  2.49%                                        03/15/05     50,000       49,951,583
-----------------------------------------------------------------------------------
  (Acquired 01/20/05; Cost $11,954,167)
  2.50%                                        03/16/05     12,000       11,987,500
-----------------------------------------------------------------------------------
CRC Funding LLC(b)
  (Acquired 01/25/05; Cost $49,829,861)
  2.50%                                        03/15/05     50,000       49,951,389
-----------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)
  (Acquired 02/25/05; Cost $26,232,764)
  2.62%                                        03/29/05     26,294       26,240,419
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp.(b)
  (Acquired 02/10/05; Cost $23,908,234)
  2.53%                                        03/08/05     23,952       23,940,217
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.(b)
  (Acquired 02/17/05; Cost $101,005,338)
  2.53%                                        03/21/05    101,233      101,090,711
-----------------------------------------------------------------------------------
  (Acquired 02/23/05; Cost $101,004,066)
  2.54%                                        03/23/05    101,204      101,046,909
-----------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)
  (Acquired 02/11/05; Cost $49,884,042)
  2.53%                                        03/16/05     50,000       49,947,292
===================================================================================
                                                                        806,474,214
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------



ASSET-BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES/ SECURITY ARBITRAGE-6.03%


Klio Funding Ltd./Corp.(b)
  (Acquired 02/03/05; Cost $99,816,556)
  2.54%                                        03/01/05   $100,000   $  100,000,000
-----------------------------------------------------------------------------------
  (Acquired 02/03/05; Cost $100,597,870)
  2.54%                                        03/04/05    100,797      100,775,665
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $87,721,251)
  2.55%                                        03/24/05     87,983       87,839,661
-----------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.(b)
  (Acquired 02/16/05; Cost $99,780,417)
  2.55%                                        03/21/05    100,000       99,858,333
-----------------------------------------------------------------------------------
  (Acquired 02/10/05; Cost $62,501,503)
  2.55%                                        03/24/05     62,688       62,585,871
===================================================================================
                                                                        451,059,530
===================================================================================


ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.10%


Blue Ridge Asset Funding Corp.(b)
  (Acquired 02/04/05; Cost $199,622,000)
  2.52%                                        03/03/05    200,000      199,972,000
-----------------------------------------------------------------------------------
CAFCO, LLC(b)
  (Acquired 01/25/05; Cost $99,659,722)
  2.50%                                        03/15/05    100,000       99,902,778
-----------------------------------------------------------------------------------
Eureka Securitization, Inc.(b)
  (Acquired 01/25/05; Cost $49,833,333)
  2.50%                                        03/14/05     50,000       49,954,861
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,884,444)
  2.60%                                        03/28/05     50,000       49,902,500
-----------------------------------------------------------------------------------
  (Acquired 02/24/05; Cost $49,880,833)
  2.60%                                        03/29/05     50,000       49,898,889
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series I
  2.51%                                        03/15/05     50,000       49,951,194
-----------------------------------------------------------------------------------
  2.53%                                        03/17/05    200,000      199,775,111
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II
  2.54%                                        03/14/05     50,000       49,954,139
-----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1
  2.53%                                        03/09/05   $ 24,000   $   23,986,507
-----------------------------------------------------------------------------------
  2.53%                                        03/10/05     24,400       24,384,567
-----------------------------------------------------------------------------------
  2.49%                                        03/18/05     50,000       49,941,208
-----------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+
  2.53%                                        03/22/05    100,000       99,852,417
-----------------------------------------------------------------------------------
  2.59%                                        03/29/05    182,000      181,630,874
===================================================================================
                                                                      1,129,107,045
===================================================================================



CONSUMER FINANCE-4.48%


Toyota Motor Credit Corp.
  2.52%                                        03/14/05    100,000       99,909,000
-----------------------------------------------------------------------------------
  2.47%                                        03/16/05    160,000      159,835,333
-----------------------------------------------------------------------------------
  2.52%                                        03/18/05     75,000       74,910,750
===================================================================================
                                                                        334,655,083
===================================================================================



DIVERSIFIED CAPITAL MARKETS-2.67%


Citigroup Global Market Holdings Inc.
  2.50%                                        03/10/05    200,000      199,875,000
===================================================================================



INDUSTRIAL CONGLOMERATES-2.67%


General Electric Co.
  2.49%                                        03/18/05    200,000      199,764,833
===================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%


Credit Suisse First Boston (USA), Inc.
  2.50%                                        03/17/05    125,000      124,861,111
===================================================================================
    Total Commercial Paper (Cost
      $4,988,929,928)                                                 4,988,929,928
===================================================================================
MASTER NOTE AGREEMENTS-9.50%(C)

Lehman Brothers Inc.
  (Acquired 12/20/04; Cost
  $335,000,000)(b)(d)(e)
  2.75%                                             --     335,000      335,000,000
-----------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.(b)(d)
  (Acquired 02/23/05; Cost $260,000,000)
  2.77%                                        03/23/05   $260,000   $  260,000,000
-----------------------------------------------------------------------------------
  (Acquired 12/20/04; Cost $115,000,000)
  2.77%                                        04/20/05    115,000      115,000,000
===================================================================================
    Total Master Note Agreements
      (Cost $710,000,000)                                               710,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-2.68%

Wells Fargo Bank, N.A.
  2.56% (Cost $200,000,000)                    03/31/05    200,000      200,000,000
===================================================================================
BANK NOTES-0.67%

Standard Federal Bank N.A.
  2.48% (Cost $50,000,138)                     03/11/05     50,000       50,000,138
===================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.15%

FEDERAL HOME LOAN BANK (FHLB)-0.15%


Unsec. Disc. Notes,
  2.51% (Cost $11,511,000)(a)                  03/01/05     11,511       11,511,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements)
      (Cost $5,960,441,066)                                           5,960,441,066
===================================================================================
REPURCHASE AGREEMENTS-20.47%

Banc of America Securities LLC
  2.60%(f)                                     03/01/05    255,543      255,543,025
-----------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  2.63%(g)                                     03/01/05    109,000      109,000,000
-----------------------------------------------------------------------------------
  2.69%(h)                                     03/01/05    350,000      350,000,000
-----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  2.62%(i)                                     03/01/05    149,000      149,000,000
-----------------------------------------------------------------------------------
Goldman, Sachs & Co.
  2.69%(j)                                     03/01/05    300,000      300,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  2.65%(k)                                     03/01/05    273,500      273,500,000
-----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.63%(l)                                     03/01/05     25,000       25,000,000
-----------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.63%(m)                                     03/01/05     69,000       69,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,531,043,025)                                                 1,531,043,025
===================================================================================
TOTAL INVESTMENTS-100.18% (Cost
  $7,491,484,091)(n)                                                  7,491,484,091
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                                   (13,178,812)
===================================================================================
NET ASSETS-100.00%                                                   $7,478,305,279
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
ABS     - Asset Backed Security
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $4,105,379,055, which represented 54.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(f) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $600,043,333. Collateralized by $654,161,227 U.S. Government obligations, 4.50% to 5.50% due 02/01/20 to 05/01/34 with an aggregate market value at 2/28/05 of $612,000,001. The amount to be received upon repurchase by the Fund is $255,561,481.
(g) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at 02/28/05 of $255,000,093. The amount to be received upon repurchase by the Fund is $109,007,963.
(h) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $807,060,189. Collateralized by $942,968,270 U.S. Government and Corporate obligations, 0% to 14.61% due 05/01/05 to 12/01/34 with an aggregate market value at 02/28/05 of $838,110,001. The amount to be received upon repurchase by the Fund is $350,026,104.
(i) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at 02/28/05 of $255,000,721. The amount to be received upon repurchase by the Fund is $149,010,844.
(j) Repurchase agreement entered into 02/28/05 with an aggregate maturing value of $300,022,375. Collateralized by $1,129,114,479 corporate obligations, 0% to 6.19% due 07/14/07 to 12/15/36 with an aggregate market value at 02/28/05 of $315,000,000.
(k) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $273,520,133.
(l) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $125,009,132. Collateralized by $229,650,000 U.S. Government obligations, 0% due 07/15/13 to 01/15/21 with an aggregate market value at 02/28/05 of $127,502,237. The amount to be received upon repurchase by the Fund is $25,001,826.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at 02/28/05 of $173,400,415. The amount to be received upon repurchase by the Fund is $69,005,041.
(n) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $5,960,441,066)  $5,960,441,066
------------------------------------------------------------
Repurchase agreements (cost $1,531,043,025)    1,531,043,025
============================================================
    Total investments (cost $7,491,484,091)    7,491,484,091
============================================================
Receivables for:
  Interest                                         1,458,657
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               439,060
------------------------------------------------------------
Other assets                                         230,903
============================================================
    Total assets                               7,493,612,711
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                       13,790,888
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 898,049
------------------------------------------------------------
Accrued distribution fees                            320,628
------------------------------------------------------------
Accrued trustees' fees                                19,000
------------------------------------------------------------
Accrued transfer agent fees                          133,685
------------------------------------------------------------
Accrued operating expenses                           145,182
============================================================
    Total liabilities                             15,307,432
============================================================
Net assets applicable to shares outstanding   $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,477,529,964
------------------------------------------------------------
Undistributed net investment income                  779,248
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                               (3,933)
============================================================
                                              $7,478,305,279
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $5,584,072,392
____________________________________________________________
============================================================
Private Investment Class                      $  398,732,933
____________________________________________________________
============================================================
Personal Investment Class                     $  123,153,455
____________________________________________________________
============================================================
Cash Management Class                         $1,100,249,883
____________________________________________________________
============================================================
Reserve Class                                 $   81,470,665
____________________________________________________________
============================================================
Resource Class                                $  190,625,951
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            5,584,620,777
____________________________________________________________
============================================================
Private Investment Class                         398,837,607
____________________________________________________________
============================================================
Personal Investment Class                        123,101,411
____________________________________________________________
============================================================
Cash Management Class                          1,100,322,082
____________________________________________________________
============================================================
Reserve Class                                     81,479,404
____________________________________________________________
============================================================
Resource Class                                   190,598,667
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $78,016,376
=========================================================================

EXPENSES:

Advisory fees                                                   5,545,244
-------------------------------------------------------------------------
Administrative services fees                                      358,850
-------------------------------------------------------------------------
Custodian fees                                                    171,676
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,077,688
-------------------------------------------------------------------------
  Personal Investment Class                                       425,266
-------------------------------------------------------------------------
  Cash Management Class                                           628,394
-------------------------------------------------------------------------
  Reserve Class                                                   451,162
-------------------------------------------------------------------------
  Resource Class                                                  159,734
-------------------------------------------------------------------------
Transfer agent fees                                               609,880
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            138,157
-------------------------------------------------------------------------
Other                                                             298,258
=========================================================================
    Total expenses                                              9,864,309
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,442,005)
=========================================================================
    Net expenses                                                6,422,304
=========================================================================
Net investment income                                          71,594,072
=========================================================================
Net increase in net assets resulting from operations          $71,594,072
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,        AUGUST 31,
                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   71,594,072     $   59,441,792
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (2,920)
===============================================================================================
    Net increase in net assets resulting from operations          71,594,072         59,438,872
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (53,168,904)       (50,736,984)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (3,630,544)        (3,040,636)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (798,898)          (571,339)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (12,039,210)        (4,637,801)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (486,405)          (140,187)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,470,111)          (965,008)
===============================================================================================
    Decrease in net assets resulting from distributions          (71,594,072)       (60,091,955)
===============================================================================================
Share transactions-net:
  Institutional Class                                            545,112,274       (549,615,839)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         5,113,689       (167,157,350)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       11,222,144        (21,780,861)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          530,192,431         33,417,116
-----------------------------------------------------------------------------------------------
  Reserve Class                                                  (26,847,999)         4,646,266
-----------------------------------------------------------------------------------------------
  Resource Class                                                  38,842,535         63,537,392
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,103,635,074       (636,953,276)
===============================================================================================
    Net increase (decrease) in net assets                      1,103,635,074       (637,606,359)
===============================================================================================

NET ASSETS:

  Beginning of period                                          6,374,670,205      7,012,276,564
===============================================================================================
  End of period (including undistributed net investment
    income of $779,248 and $779,248, respectively).           $7,478,305,279     $6,374,670,205
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The STIC Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,679,070.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $2,179 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $358,850.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $609,880 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $646,613, $311,862, $502,715, $392,511 and $127,787, respectively, after FMC waived Plan fees of $431,075, $113,404, $125,679, $58,651 and $31,947, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $14,956 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2011                                                    $1,014
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                                FEBRUARY 28, 2005                       AUGUST 31, 2004
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   19,543,481,914    $ 19,543,481,914     26,718,533,040    $ 26,718,533,040
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               1,608,239,213       1,608,239,213      2,322,510,291       2,322,510,291
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                840,289,620         840,289,620      1,677,786,377       1,677,786,377
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  7,948,125,865       7,948,125,865      2,674,567,144       2,674,567,144
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            591,451,147         591,451,147      1,019,006,055       1,019,006,055
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           310,748,382         310,748,382        631,748,856         631,748,856
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                        4,755,331           4,755,331          3,671,895           3,671,895
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,202,838           1,202,838          1,204,879           1,204,879
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                    510,562             510,562            409,929             409,929
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      3,112,458           3,112,458          1,072,245           1,072,245
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                402,405             402,405             98,831              98,831
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             1,000,505           1,000,505            712,880             712,880
=================================================================================================================================
Reacquired:
  Institutional Class                                  (19,003,124,971)    (19,003,124,971)   (27,271,820,774)    (27,271,820,774)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (1,604,328,362)     (1,604,328,362)    (2,490,872,520)     (2,490,872,520)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               (829,578,038)       (829,578,038)    (1,699,977,167)     (1,699,977,167)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (7,421,045,892)     (7,421,045,892)    (2,642,222,273)     (2,642,222,273)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (618,701,551)       (618,701,551)    (1,014,458,620)     (1,014,458,620)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          (272,906,352)       (272,906,352)      (568,924,344)       (568,924,344)
=================================================================================================================================
                                                         1,103,635,074    $  1,103,635,074       (636,953,276)   $   (636,953,276)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 15% of the outstanding shares of the Fund. AIM Distributors may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
    In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds that are also advised by AIM.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESOURCE CLASS
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                            YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,       -------------------------------------------------------
                                                           2005             2004       2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   1.00         $   1.00    $  1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.01             0.01       0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                --            (0.00)        --       (0.00)       0.00          --
=================================================================================================================================
    Total from investment operations                         0.01             0.01       0.01        0.02        0.05        0.06
=================================================================================================================================
Less dividends from net investment income                   (0.01)           (0.01)     (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                           $   1.00         $   1.00    $  1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              0.91%            0.86%      1.11%       1.85%       5.29%       5.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $190,626         $151,783    $88,259    $213,654    $453,601    $563,431
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.28%(b)         0.28%      0.26%       0.26%       0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.39%(b)         0.39%      0.38%       0.34%       0.29%       0.29%
=================================================================================================================================
Ratio of net investment income to average net assets         1.83%(b)         0.85%      1.12%       1.89%       5.25%       5.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $161,057,665.

NOTE 8--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds;
(ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                                                     OFFICE OF THE FUND

Bob R. Baker                  Robert H. Graham                                             11 Greenway Plaza
                              Vice Chair and President                                     Suite 100
Frank S. Bayley                                                                            Houston, TX 77046-1173
                              Mark H. Williamson
James T. Bunch                Executive Vice President                                     INVESTMENT ADVISOR
                                                                                           A I M Advisors, Inc.
Bruce L. Crockett             Lisa O. Brinkley                                             11 Greenway Plaza
Chair                         Senior Vice President and Chief Compliance Officer           Suite 100
                                                                                           Houston, TX 77046-1173
                              Russell C. Burk
Albert R. Dowden              Senior Vice President                                        TRANSFER AGENT
                                                                                           AIM Investment Services, Inc.
Edward K. Dunn Jr.            Kevin M. Carome                                              11 Greenway Plaza, Suite 100
                              Senior Vice President, Secretary and Chief Legal Officer     Houston, TX 77046-1173
Jack M. Fields
                              Sidney M. Dilgren                                            CUSTODIAN
Carl Frischling               Vice President and Treasurer                                 The Bank of New York
                                                                                           2 Hanson Place
Robert H. Graham              Stuart W. Coco                                               Brooklyn, NY 11217-1431
                              Vice President
Gerald J. Lewis                                                                            COUNSEL TO THE FUND
                              J. Philip Ferguson                                           Ballard Spahr
Prema Mathai-Davis            Vice President                                               Andrews & Ingersoll, LLP
                                                                                           1735 Market Street 51st Floor
Lewis F. Pennock              Karen Dunn Kelley                                            Philadelphia, PA 19103-7599
                              Vice President
Ruth H. Quigley                                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                           Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                                 919 Third Avenue
                                                                                           New York, NY 10022-3852
Mark H. Williamson
                                                                                           DISTRIBUTOR
                                                                                           Fund Management Company
                                                                                           11 Greenway Plaza
                                                                                           Suite 100
                                                                                           Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               PRM-SAR-5               Fund Management Company

                                                              Treasury Portfolio



                                                           Cash Management Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

   [1980-2005 25TH        YOUR GOALS. OUR SOLUTIONS.     [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]      --Registered Trademark--            --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio Cash
                    Management Class, part of AIM Cash Management. This year,
    [GRAHAM         AIM Cash Management marks its 25th anniversary. Thank you
     PHOTO]         for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
   [WILLIAMSON      considered the broadest measure of economic activity, grew
      PHOTO]        at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Cash Management Class were 2.26% and 2.21%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Cash Management Class stood at $2.0 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                              TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Trustee, Vice Chair & President,             Director, Chair & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

=================================================================================================================================

                                                         ACTUAL                                  HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES            ENDING ACCOUNT           EXPENSES
  SHARE              VALUE                    VALUE             PAID DURING               VALUE               PAID DURING
  CLASS             (9/1/04)               (2/28/05)(1)           PERIOD(2)              (2/28/05)             PERIOD(2)
Cash Mgmt           1,000.00                 1,008.70               1.00                 1,023.80                1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February
28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.20% for Cash Management Class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

=================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CASH MANAGEMENT CLASS
                                              -----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                                YEAR ENDED AUGUST 31,
                                              FEBRUARY 28,       ----------------------------------------------------------------
                                                  2005              2004          2003          2002          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.01              0.01          0.01          0.02          0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities          0.00              0.00         (0.00)         0.00          0.00        0.00
=================================================================================================================================
    Total from investment operations                 0.01              0.01          0.01          0.02          0.05        0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.01)            (0.01)        (0.01)        (0.02)        (0.05)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (0.00)            (0.00)           --            --            --          --
=================================================================================================================================
    Total distributions                             (0.01)            (0.01)        (0.01)        (0.02)        (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                 $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                      0.87%             0.90%         1.20%         1.99%         5.28%       5.75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,966,801        $1,226,797    $2,259,951    $2,223,385    $1,155,373    $780,425
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   0.20%(b)          0.20%         0.19%         0.18%         0.18%       0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   0.30%(b)          0.29%         0.29%         0.25%         0.20%       0.20%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                         1.75%(b)          0.87%         1.19%         1.94%         5.04%       5.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,273,185,991.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

   YOUR GOALS. OUR SOLUTIONS.             [AIM INVESTMENTS LOGO APPEARS HERE]
    --Registered Trademark--                    --Registered Trademark--

AIMinvestments.com                  TRE-SAR-4            Fund Management Company

                                                              Treasury Portfolio



                                                             Institutional Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

   [1980-2005 25TH         YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]       --Registered Trademark--              --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio
    [GRAHAM         Institutional Class, part of AIM Cash Management. This year,
    [GRAHAM         AIM Cash Management marks its 25th anniversary. Thank you
     PHOTO]         for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Institutional Class were 2.34% and 2.29%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Institutional Class stood at $2.4 billion.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                             TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                           /S/ MARK H. WILLIAMSON

Robert H. Graham                               Mark H. Williamson
Trustee, Vice Chair & President,               Director, Chair & President,
Short-Term Investments Trust                   A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05

1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is based on an investment of         PURPOSES                                      in the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

=================================================================================================================================

                                                          ACTUAL                                 HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING ACCOUNT      ENDING ACCOUNT          EXPENSES         ENDING ACCOUNT            EXPENSES
    SHARE                  VALUE                VALUE              PAID DURING           VALUE                PAID DURING
    CLASS                (9/1/04)            (2/28/05)(1)           PERIOD(2)          (2/28/05)               PERIOD(2)
Institutional            1,000.00              1,009.10                0.60             1,024.20                 0.60


(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to
February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.12% for Institutional Class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

=================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,       ------------------------------------------------------------------
                                                2005              2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01              0.01          0.01          0.02          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on
    securities                                    (0.00)             0.00         (0.00)         0.00          0.00          0.00
=================================================================================================================================
    Total from investment operations               0.01              0.01          0.01          0.02          0.05          0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income            (0.01)            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (0.00)            (0.00)           --            --            --            --
=================================================================================================================================
    Total distributions                           (0.01)            (0.01)        (0.01)        (0.02)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period               $     1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                    0.91%             0.98%         1.28%         2.07%         5.37%         5.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $2,374,500        $2,564,540    $4,367,382    $4,245,044    $3,782,581    $3,005,442
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 0.12%(b)          0.12%         0.11%         0.10%         0.10%         0.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 0.20%(b)          0.19%         0.19%         0.15%         0.10%         0.10%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       1.83%(b)          0.95%         1.27%         2.02%         5.12%         5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $2,491,503,595.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

     YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--                 --Registered Trademark--

AIMinvestments.com                 TRE-SAR-1             Fund Management Company

                                                              Treasury Portfolio



                                                       Personal Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

  [1980-2005 25TH          YOUR GOALS. OUR SOLUTIONS.     [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]       --Registered Trademark--            --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio Personal
                    Investment Class, part of AIM Cash Management. This year,
   [GRAHAM]         AIM Cash Management marks its 25th anniversary. Thank you
    PHOTO]          for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Personal Investment Class were 1.79% and 1.74%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Personal Investment Class stood at $261.6 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                              TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Trustee, Vice Chair & President,             Director, Chair & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

======================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is based on an investment of         PURPOSES                                      in the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

=================================================================================================================================

                                                            ACTUAL                                HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT       ENDING ACCOUNT           EXPENSES        ENDING ACCOUNT              EXPENSES
  SHARE                  VALUE                  VALUE               PAID DURING          VALUE                  PAID DURING
  CLASS                 (9/1/04)             (2/28/05)(1)            PERIOD(2)         (2/28/05)                 PERIOD(2)
 Personal
Investment              1,000.00               1,006.40                3.33             1,021.47                   3.36


(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to
February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.67% for Personal Investment Class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

=================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PERSONAL INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01            0.004        0.01        0.02        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                (0.00)           0.000       (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.01            0.004        0.01        0.02        0.05        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.01)          (0.004)      (0.01)      (0.02)      (0.05)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.00)          (0.000)         --          --          --          --
=================================================================================================================================
    Total distributions                                    (0.01)          (0.004)      (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.64%            0.42%       0.73%       1.56%       4.84%       5.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $261,560         $304,225    $324,638    $356,606    $307,841    $285,688
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.67%(b)         0.67%       0.65%       0.60%       0.60%       0.60%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.95%(b)         0.94%       0.94%       0.90%       0.85%       0.85%
=================================================================================================================================
Ratio of net investment income to average net assets        1.28%(b)         0.40%       0.73%       1.52%       4.62%       5.16%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $294,880,552.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

    YOUR GOALS. OUR SOLUTIONS.         [AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--                --Registered Trademark--

AIMinvestments.com                  TRE-SAR-3            Fund Management Company

                                                              Treasury Portfolio



                                                        Private Investment Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

  [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.     [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]        --Registered Trademark--            --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio Private
                    Investment Class, part of AIM Cash Management. This year,
   [GRAHAM          AIM Cash Management marks its 25th anniversary. Thank you
    PHOTO]          for investing with us; your participation has helped us
                    reach this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Private Investment Class were 2.04% and 1.99%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity
(WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Private Investment Class stood at $789.8 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                              TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Trustee, Vice Chair & President,             Director, Chair & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over      used to estimate your actual ending
                                             the period. Simply divide your account        account balance or expenses you paid for
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600       the period. You may use this information
ongoing costs, including management          account value divided by $1,000 = 8.6),       to compare the ongoing costs of
fees; distribution and/or service fees       then multiply the result by the number        investing in the fund and other funds.
(12b-1); and other Fund expenses. This       in the table under the heading entitled       To do so, compare this 5% hypothetical
example is intended to help you              "Actual Expenses Paid During Period" to       example with the 5% hypothetical
understand your ongoing costs (in            estimate the expenses you paid on your        examples that appear in the shareholder
dollars) of investing in the Fund and to     account during this period.                   reports of the other funds.
compare these costs with ongoing costs
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
example is based on an investment of         PURPOSES                                      in the table are meant to highlight your
$1,000 invested at the beginning of the                                                    ongoing costs only. Therefore, the
period and held for the entire period,       The table below also provides                 hypothetical information is useful in
September 1, 2004, to February 28, 2005.     information about hypothetical account        comparing ongoing costs only, and will
                                             values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                              on the fund's actual expense ratio and        total costs of owning different funds.
                                             an assumed rate of return of 5% per year
The table below provides information         before expenses, which is not the fund's
about actual account values and actual       actual return. The hypothetical account
expenses. You may use the information in     values and expenses may not be
this table, together with the amount you
invested, to

===============================================================================================================================

                                                            ACTUAL                                HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING ACCOUNT      ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT           EXPENSES
  SHARE                  VALUE                 VALUE                PAID DURING            VALUE               PAID DURING
  CLASS                 (9/1/04)            (2/28/05)(1)              PERIOD(2)          (2/28/05)              PERIOD(2)
 Private
Investment              $1,000.00            $1,007.60                  $2.09            $1,022.71                $2.11

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to
February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.42% for Private Investment Class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===============================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              PRIVATE INVESTMENT CLASS
                                                    -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,       ----------------------------------------------------------
                                                        2005             2004         2003         2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.01             0.01          0.01        0.02        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities               0.00             0.00         (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                      0.01             0.01          0.01        0.02        0.05        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.01)           (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.00)           (0.00)           --          --          --          --
=================================================================================================================================
    Total distributions                                  (0.01)           (0.01)        (0.01)      (0.02)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                        $   1.00         $   1.00    $     1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                           0.76%            0.68%         0.98%       1.77%       5.05%       5.52%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $789,774         $808,852    $1,100,857    $672,455    $608,022    $616,988
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          0.42%(b)         0.42%         0.41%       0.40%       0.40%       0.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                        0.70%(b)         0.69%         0.69%       0.65%       0.60%       0.60%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.53%(b)         0.65%         0.97%       1.72%       4.82%       5.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $808,263,601.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

     YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--              --Registered Trademark--

AIMinvestments.com                 TRE-SAR-2             Fund Management Company

                                                              Treasury Portfolio



                                                                   Reserve Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

  [1980-2005 25TH           YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]        --Registered Trademark--               --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio Reserve
                    Class, part of AIM Cash Management. This year, AIM Cash
   [GRAHAM          Management marks its 25th anniversary. Thank you for
    PHOTO]          investing with us; your participation has helped us reach
                    this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Reserve Class were 1.47% and 1.42%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Reserve Class stood at $66.0 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                              TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Trustee, Vice Chair & President,             Director, Chair & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value     the period. You may use this information
                                             by $1,000 (for example, an $8,600            to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),      investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number       To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled      example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to      examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your       reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                     Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON          in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                     ongoing costs only. Therefore, the
example is based on an investment of                                                      hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account       not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based       total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

===============================================================================================================================

                                                           ACTUAL                                  HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT         ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT           EXPENSES
 SHARE                 VALUE                   VALUE                 PAID DURING           VALUE               PAID DURING
 CLASS                (9/1/04)              (2/28/05)(1)              PERIOD(2)          (2/28/05)              PERIOD(2)
Reserve               1,000.00                1,004.80                  4.92              1,019.89                4.96

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to
February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% Reserve Class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===============================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     RESERVE CLASS
                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                            YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28,       -------------------------------------------------------
                                                           2005            2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.00          $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.005            0.002       0.004        0.01        0.04        0.05
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                0.000            0.000      (0.000)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                       0.005            0.002       0.004        0.01        0.04        0.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.005)          (0.002)     (0.004)      (0.01)      (0.04)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.000)          (0.000)         --          --          --          --
=================================================================================================================================
    Total distributions                                   (0.005)          (0.002)     (0.004)      (0.01)      (0.04)      (0.05)
=================================================================================================================================
Net asset value, end of period                           $  1.00          $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.48%            0.11%       0.41%       1.26%       4.53%       4.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $66,020          $79,975    $119,660    $162,819    $212,818    $140,886
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.99%(b)         0.98%       0.97%       0.90%       0.90%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.20%(b)         1.19%       1.19%       1.15%       1.10%       1.10%
=================================================================================================================================
Ratio of net investment income to average net assets        0.96%(b)         0.09%       0.41%       1.22%       4.32%       4.86%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $86,171,248.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

     YOUR GOALS. OUR SOLUTIONS.       [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--               --Registered Trademark--

AIMinvestments.com                 TRE-SAR-6             Fund Management Company

                                                              Treasury Portfolio



                                                                  Resource Class

                                             SHORT-TERM INVESTMENTS TRUST (STIT)

                                                               February 28, 2005
                                                               Semiannual Report

                                 [COVER IMAGE]

   [1980-2005 25TH       YOUR GOALS. OUR SOLUTIONS.      [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]     --Registered Trademark--             --Registered Trademark--

TREASURY PORTFOLIO



                    DEAR SHAREHOLDER:

                    We are pleased to present this semiannual report on the
                    Short-Term Investments Trust Treasury Portfolio Resource
                    Class, part of AIM Cash Management. This year, AIM Cash
    [GRAHAM         Management marks its 25th anniversary. Thank you for
     PHOTO]         investing with us; your participation has helped us reach
                    this milestone.

                       The economy continued to expand at a moderate pace
 ROBERT H. GRAHAM   throughout the six-month reporting period ended February 28,
                    2005, according to Beige Book economic commentaries published by the Federal Reserve (the Fed) that cover the period.

                    o The nation's gross domestic product (GDP), generally
  [WILLIAMSON       considered the broadest measure of economic activity, grew
     PHOTO]         at an annualized rate of 4.0% in the third quarter of 2004 and 3.8% in the fourth quarter of 2004.

                    o The S&P 500--Registered Trademark-- Index returned 9.99% MARK H. WILLIAMSON during the reporting period.

                    o Labor markets strengthened while wages rose at a moderate pace, according to a Beige Book published shortly after the close of the period. Total employment continued an upward trend that began in September 2003, adding 262,000 jobs in
February. The unemployment rate edged up, however, to 5.4%--the same rate as at the close of the previous reporting period for this portfolio.

o The Fed reported a moderate increase in consumer spending, although auto sales were lackluster. Travel and tourism and most service industries reported improvements, and manufacturing activity also expanded. Housing and residential construction was robust, according to the Beige Book.

   "The economic recovery became more balanced in 2004," said Ben S. Bernanke, a member of the Fed's Board of Governors, in a speech he gave shortly after the close of the reporting period. "Real gross domestic product continued to expand, growing at a vigorous 3-3/4% clip last year despite sharp increases in energy prices and a significant drag from net exports. But perhaps more importantly, the labor market finally began to show signs of life despite continuing gains in the efficiency of business operations and some remaining caution on the part of employers."

   In an effort to forestall the inflation that may accompany robust economic growth, the Fed increased the federal funds target rate four times in 25-basis-point increments during the reporting period, bringing the rate to 2.50% on February 2, 2005. (One basis point is equivalent to one hundredth of a percentage point or 0.01%.) These rate increases helped boost yields on short-term investments such as money market funds. The federal funds target rate is a benchmark interest rate used by banks for overnight loans to one another. Despite the increases, the Fed said that monetary policy remained accommodative. The impact of changes in the federal funds target rate is generally felt in money market funds approximately two weeks after the announcement of an increase or decrease, but the change in yields may not be equivalent to the change in the federal funds target rate.

YOUR INVESTMENT PORTFOLIO

As of February 28, 2005, seven-day SEC and monthly yields for the Short-Term Investments Trust Treasury Portfolio Resource Class were 2.18% and 2.13%, respectively. The seven-day SEC and monthly yields represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day SEC and monthly yields would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 23- to 42-day range; at the close of the reporting period, the WAM stood at 32 days. The portfolio continued to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the reporting period, net assets of the Short-Term Investments Trust Treasury Portfolio Resource Class stood at $324.7 million.

   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors including an analysis of the portfolio's overall credit quality, market price exposure and management.

   The Short-Term Investments Trust Treasury Portfolio seeks to maximize current income consistent with preservation of capital and maintenance of liquidity. The portfolio invests in direct obligations of the U.S. Treasury and in repurchase agreements backed by Treasury obligations.

                                                              TREASURY PORTFOLIO



IN CONCLUSION

Fed Chairman Alan Greenspan was cautiously upbeat about the economy in a speech delivered shortly after the close of the reporting period. "The U.S. economy delivered a solid performance in 2004, and thus far this year, activity appears to be expanding at a reasonably good pace," he said. "However, the positive short-term economic outlook is playing out against a backdrop of concern about the prospects for the federal budget, especially over the longer run."

   AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have comments or questions about this report, please contact one of our representatives at 800-659-1005.

Sincerely,

/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON

Robert H. Graham                             Mark H. Williamson
Trustee, Vice Chair & President,             Director, Chair & President,
Short-Term Investments Trust                 A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=====================================
PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
IN DAYS, AS OF 2/28/05
1-7                             62.1%
8-30                             9.1
31-60                            6.5
61-90                            1.7
91-150                          16.3         The unmanaged Standard & Poor's Composite Index of 500 Stocks--the S&P
151-210                          4.3         500--Registered Trademark-- Index--is an index of common stocks frequently used as
211+                             0.0         a general measure of U.S. stock market performance.
=====================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

TREASURY PORTFOLIO



CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value      the period. You may use this information
                                             by $1,000 (for example, an $8,600             to compare the ongoing costs of
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),       investing in the fund and other funds.
ongoing costs, including management          then multiply the result by the number        To do so, compare this 5% hypothetical
fees; distribution and/or service fees       in the table under the heading entitled       example with the 5% hypothetical
(12b-1); and other Fund expenses. This       "Actual Expenses Paid During Period" to       examples that appear in the shareholder
example is intended to help you              estimate the expenses you paid on your        reports of the other funds.
understand your ongoing costs (in            account during this period.
dollars) of investing in the Fund and to                                                      Please note that the expenses shown
compare these costs with ongoing costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           in the table are meant to highlight your
of investing in other mutual funds. The      PURPOSES                                      ongoing costs only. Therefore, the
example is based on an investment of                                                       hypothetical information is useful in
$1,000 invested at the beginning of the      The table below also provides                 comparing ongoing costs only, and will
period and held for the entire period,       information about hypothetical account        not help you determine the relative
September 1, 2004, to February 28, 2005.     values and hypothetical expenses based        total costs of owning different funds.
                                             on the fund's actual expense ratio and
ACTUAL EXPENSES                              an assumed rate of return of 5% per year
                                             before expenses, which is not the fund's
The table below provides information         actual return. The hypothetical account
about actual account values and actual       values and expenses may not be used to
expenses. You may use the information in     estimate your actual ending account
this table, together with the amount you     balance or expenses you paid for
invested, to estimate the expenses that
you paid over the

===============================================================================================================================

                                                            ACTUAL                                HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT        ENDING ACCOUNT             EXPENSES        ENDING ACCOUNT            EXPENSES
 SHARE                 VALUE                   VALUE                 PAID DURING          VALUE                PAID DURING
 CLASS                (9/1/04)              (2/28/05)(1)              PERIOD(2)         (2/28/05)               PERIOD(2)
Resource              1,000.00                1,008.30                  1.39             1,023.41                 1.40

(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to
February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.28% for Resource class shares) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===============================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

February 28, 2005
(Unaudited)

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-37.82%(a)

1.83%                                     03/10/05    $ 50,000    $   49,977,094
--------------------------------------------------------------------------------
1.89%                                     03/24/05     475,000       474,421,566
--------------------------------------------------------------------------------
1.94%                                     03/31/05      50,000        49,919,271
--------------------------------------------------------------------------------
1.95%                                     04/14/05     150,000       149,642,317
--------------------------------------------------------------------------------
1.98%                                     04/21/05      75,000        74,789,359
--------------------------------------------------------------------------------
2.09%                                     04/28/05     100,000        99,662,875
--------------------------------------------------------------------------------
2.19%                                     05/05/05     100,000        99,603,681
--------------------------------------------------------------------------------
2.42%                                     06/16/05     500,000       496,356,799
--------------------------------------------------------------------------------
2.46%                                     06/23/05      75,000        74,416,937
--------------------------------------------------------------------------------
2.48%                                     06/30/05     100,000        99,166,444
--------------------------------------------------------------------------------
2.56%                                     07/07/05     100,000        99,090,667
--------------------------------------------------------------------------------
2.60%                                     07/14/05      75,000        74,270,156
--------------------------------------------------------------------------------
2.63%                                     07/28/05     100,000        98,910,437
--------------------------------------------------------------------------------
2.69%                                     08/11/05     150,000       148,156,742
--------------------------------------------------------------------------------
2.81%                                     08/18/05     100,000        98,671,875
================================================================================
    Total U.S. Treasury Bills (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================
    Total Investments (excluding
      Repurchase Agreements) (Cost
      $2,187,056,220)                                              2,187,056,220
================================================================================

REPURCHASE AGREEMENTS-62.33%

ABN AMRO Bank N.V., New York Branch
  (Netherlands)
  2.61%(b)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York
  Branch (Canada)
  2.61%(c)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch
  (United Kingdom)
  2.61%(d)                                03/01/05     454,867       454,866,614
--------------------------------------------------------------------------------

                                                         PAR
                                          MATURITY      (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bear, Stearns & Co., Inc.
  2.61%(e)                                      --    $250,000    $  250,000,000
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York
  Branch (France)
  2.61%(f)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch
  (Canada)
  2.61%(g)                                03/01/05     100,000       100,000,000
--------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  2.61%(h)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York
  Branch (Germany)
  2.61%(i)                                      --     500,000       500,000,000
--------------------------------------------------------------------------------
Merrill Lynch Government Securities,
  Inc.
  2.61%(j)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
Morgan Stanley
  2.61%(k)                                03/01/05     250,000       250,000,000
--------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch
  (Switzerland)
  2.61%(l)                                03/01/05     500,000       500,000,000
--------------------------------------------------------------------------------
  1.22%(m)                                04/26/05     100,000       100,000,000
--------------------------------------------------------------------------------
WestLB A.G., New York Branch (Germany)
  2.61%(n)                                03/01/05     200,000       200,000,000
================================================================================
    Total Repurchase Agreements (Cost
      $3,604,866,614)                                              3,604,866,614
================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $5,791,922,834)(o)                                               5,791,922,834
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                 (8,528,293)
================================================================================
NET ASSETS-100.00%                                                $5,783,394,541
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $257,173,000 U.S. Treasury obligations, 0% due 03/03/05 to 08/18/05 with an aggregate market value at 02/28/05 of $255,000,191.
(c) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by a $261,884,000 U.S. Treasury obligation, 3.63% due 05/15/13 with a market value at 02/28/05 of $255,000,249.
(d) Joint repurchase agreement entered into 02/28/05 with a maturing value of $750,054,375. Collateralized by $758,476,000 U.S. Treasury obligations, 0% to 7.00% due 04/21/05 to 11/15/27 with an aggregate market value at 02/28/05 of $765,000,408. The amount to be received upon repurchase by the Fund is $454,899,592.
(e) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $550,008,000 U.S. Treasury obligations, 0% to 8.13% due 08/15/05 to 05/15/30 with an aggregate market value at 02/28/05 of $255,759,211.
(f) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $256,521,000 U.S. Treasury obligations, 0% due 04/14/05 to 06/09/05 with an aggregate market value at 02/28/05 of $255,000,993.
(g) Joint repurchase agreement entered into 02/28/05 with a maturing value of $100,007,250. Collateralized by $102,930,000 U.S. Treasury obligations, 0% to 2.75% due 05/26/05 to 06/30/06 with an aggregate market value at 02/28/05 of $102,024,329.
(h) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $580,900,000 U.S. Treasury obligations, 0% due 05/15/16 to 08/15/26 with an aggregate market value at 02/28/05 of $255,001,452.
(i) Open joint repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $409,245,000 U.S. Treasury obligations, 1.63% to 8.75% due 03/31/05 to 04/15/29 with an aggregate market value at 02/28/05 of $510,001,284.
(j) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $426,496,750 U.S. Treasury obligations, 0% due 08/15/12 to 02/15/25 with an aggregate market value at 02/28/05 of $255,001,526.
(k) Joint repurchase agreement entered into 02/28/05 with a maturing value of $250,018,125. Collateralized by $224,388,000 U.S. Treasury obligations, 2.38% to 3.63% due 01/15/25 to 04/15/28 with an aggregate market value at 02/28/05 of $255,000,598.
(l) Joint repurchase agreement entered into 02/28/05 with a maturing value of $500,036,250. Collateralized by a $518,670,000 U.S. Treasury obligation, 3.50% due 02/15/10 with a market value at 02/28/05 of $510,001,435.
(m) Term repurchase agreement entered into 03/25/04. The Fund may terminate the agreement upon demand. Collateralized by a $68,775,000 U.S. Treasury obligation, 9.13% due 05/15/18 with a market value at 02/28/05 of $102,006,221.
(n) Joint repurchase agreement entered into 02/28/05 with a maturing value of $200,014,500. Collateralized by $192,583,000 U.S. Treasury obligations, 0% to 7.50% due 05/26/05 to 02/15/26 with an aggregate market value at 02/28/05 of $204,000,506.
(o) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $2,187,056,220)  $2,187,056,220
------------------------------------------------------------
Repurchase agreements (cost $3,604,866,614)    3,604,866,614
============================================================
    Total investments (cost $5,791,922,834)    5,791,922,834
============================================================
Receivables for interest                           1,406,325
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               304,989
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               5,793,834,681
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Dividends                                        9,079,310
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 653,812
------------------------------------------------------------
Accrued distribution fees                            514,706
------------------------------------------------------------
Accrued trustees' fees                                15,234
------------------------------------------------------------
Accrued transfer agent fees                          103,244
------------------------------------------------------------
Accrued operating expenses                            73,834
============================================================
    Total liabilities                             10,440,140
============================================================
Net assets applicable to shares outstanding   $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $5,783,352,260
------------------------------------------------------------
Undistributed net investment income                  544,893
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                             (502,612)
============================================================
                                              $5,783,394,541
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,374,500,259
____________________________________________________________
============================================================
Private Investment Class                      $  789,774,488
____________________________________________________________
============================================================
Personal Investment Class                     $  261,559,652
____________________________________________________________
============================================================
Cash Management Class                         $1,966,801,040
____________________________________________________________
============================================================
Reserve Class                                 $   66,019,684
____________________________________________________________
============================================================
Resource Class                                $  324,739,418
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,374,406,498
____________________________________________________________
============================================================
Private Investment Class                         789,851,471
____________________________________________________________
============================================================
Personal Investment Class                        261,549,612
____________________________________________________________
============================================================
Cash Management Class                          1,966,765,872
____________________________________________________________
============================================================
Reserve Class                                     66,012,475
____________________________________________________________
============================================================
Resource Class                                   324,755,888
____________________________________________________________
============================================================
Net asset value, offering and redemption
  price per share for each class              $         1.00
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $51,205,977
-------------------------------------------------------------------------
Interest from affiliates                                            8,879
=========================================================================
    Total investment income                                    51,214,856
=========================================================================

EXPENSES:

Advisory fees                                                   3,938,689
-------------------------------------------------------------------------
Administrative services fees                                      326,719
-------------------------------------------------------------------------
Custodian fees                                                     99,633
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      2,004,051
-------------------------------------------------------------------------
  Personal Investment Class                                     1,096,713
-------------------------------------------------------------------------
  Cash Management Class                                           631,361
-------------------------------------------------------------------------
  Reserve Class                                                   427,315
-------------------------------------------------------------------------
  Resource Class                                                  338,299
-------------------------------------------------------------------------
Transfer agent fees                                               429,290
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                            122,582
-------------------------------------------------------------------------
Other                                                             378,715
=========================================================================
    Total expenses                                              9,793,367
=========================================================================
Less: Fees waived and expenses reimbursed                      (3,485,314)
=========================================================================
    Net expenses                                                6,308,053
=========================================================================
Net investment income                                          44,906,803
=========================================================================
Net realized gain (loss) from investment securities              (233,917)
=========================================================================
Net increase in net assets resulting from operations          $44,672,886
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                               FEBRUARY 28,       AUGUST 31,
                                                                   2005              2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  44,906,803     $    60,003,409
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (233,917)            320,827
===============================================================================================
    Net increase in net assets resulting from operations         44,672,886          60,324,236
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (22,495,004)        (34,036,819)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       (6,115,450)         (7,021,428)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (1,837,839)         (1,183,230)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (11,238,696)        (13,516,610)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    (409,779)            (89,055)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (2,810,035)         (4,156,267)
===============================================================================================
    Total distributions from net investment income              (44,906,803)        (60,003,409)
===============================================================================================
Distributions to shareholders from net realized gains:
  Institutional Class                                              (122,918)           (563,407)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                          (42,124)           (137,175)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (15,520)            (40,165)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                             (61,119)           (202,484)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                      (9,854)            (12,694)
-----------------------------------------------------------------------------------------------
  Resource Class                                                    (17,160)            (94,047)
===============================================================================================
    Total distributions from net realized gains                    (268,695)         (1,049,972)
===============================================================================================
    Decrease in net assets resulting from distributions         (45,175,498)        (61,053,381)
===============================================================================================
Share transactions-net:
  Institutional Class                                          (189,801,127)     (1,802,441,527)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                      (18,997,461)       (291,912,775)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                     (42,634,500)        (20,385,788)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         740,111,564      (1,033,020,812)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                 (13,942,323)        (39,676,754)
-----------------------------------------------------------------------------------------------
  Resource Class                                                (13,026,511)       (286,188,291)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         461,709,642      (3,473,625,947)
===============================================================================================
    Net increase (decrease) in net assets                       461,207,030      (3,474,355,092)
===============================================================================================

NET ASSETS:

Beginning of period                                           5,322,187,511       8,796,542,603
===============================================================================================
End of period (including undistributed net investment income
  of $544,893 and $544,893, respectively)                     $5,783,394,541    $ 5,322,187,511
_______________________________________________________________________________________________
===============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of six separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the Fund's average daily net assets. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.12% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended February 28, 2005, AIM waived fees of $2,140,233.

    For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP agreed to reimburse $1,521 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2005, AIM was paid $326,719.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2005, AISI retained $387,387 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees of the Reserve Class during the period in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended February 28, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,202,431, $804,256, $505,089, $371,764 and $270,639, respectively, after FMC waived Plan fees of $801,620, $292,457, $126,272, $55,551 and $67,660, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended February 28, 2005, the Fund paid legal fees of $13,370 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow under the facility during the six months ended February 28, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--ADVANCES TO AFFILIATES

Pursuant to an exemptive order from the SEC, the advisor established an interfund lending facility that the Fund may participate in for temporary borrowings by the other AIM Funds. An interfund loan will be made only if the loan rate is favorable to both parties. Advances were made to the following affiliated investment companies during the period

                                    TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE
                                                                                ADVANCES
                  ADVANCES      INCREASES IN    DECREASES IN     ADVANCES      FOR NUMBER
                 OUTSTANDING    ADVANCES TO     ADVANCES TO     OUTSTANDING      OF DAYS      INTEREST
                  08/31/04       AFFILIATES      AFFILIATES      02/28/05      OUTSTANDING     INCOME
------------------------------------------------------------------------------------------------------
AIM Core Stock
  Fund             $   --       $18,803,000     $(18,803,000)     $   --       $9,401,500      $5,014
------------------------------------------------------------------------------------------------------
AIM Technology
  Fund                 --        21,078,000     (21,078,000)          --       11,457,500       3,044
------------------------------------------------------------------------------------------------------
AIM Weingarten
  Fund                 --        12,330,000     (12,330,000)          --       12,330,000         821
======================================================================================================
                   $   --       $52,211,000     $(52,211,000)     $   --       $33,189,000     $8,879
______________________________________________________________________________________________________
======================================================================================================

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.


                                                CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                         YEAR ENDED
                                                                 FEBRUARY 28, 2005                      AUGUST 31, 2004
                                                         ---------------------------------    -----------------------------------
                                                             SHARES            AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                     6,047,296,506    $ 6,047,296,506     12,789,618,836    $ 12,789,618,836
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                3,116,064,493      3,116,064,493      7,915,597,248       7,915,597,248
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                               1,475,307,779      1,475,307,779      2,827,514,295       2,827,514,295
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   8,585,431,163      8,585,431,163     15,573,507,431      15,573,507,431
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                             503,642,583        503,642,583        920,635,114         920,635,114
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            829,866,922        829,866,922      2,257,013,791       2,257,013,791
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                         5,192,887          5,192,887          8,729,508           8,729,508
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                    1,276,248          1,276,248          1,214,771           1,214,771
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   1,355,220          1,355,220            940,811             940,811
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                       2,670,253          2,670,253          5,160,853           5,160,853
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 359,382            359,382             81,991              81,991
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                              1,390,748          1,390,748          2,029,641           2,029,641
=================================================================================================================================
Reacquired:
  Institutional Class                                    (6,242,290,520)    (6,242,290,520)   (14,600,789,871)    (14,600,789,871)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               (3,136,338,202)    (3,136,338,202)    (8,208,724,794)     (8,208,724,794)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              (1,519,297,499)    (1,519,297,499)    (2,848,840,894)     (2,848,840,894)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  (7,847,989,852)    (7,847,989,852)   (16,611,689,096)    (16,611,689,096)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (517,944,288)      (517,944,288)      (960,393,859)       (960,393,859)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           (844,284,181)      (844,284,181)    (2,545,231,723)     (2,545,231,723)
=================================================================================================================================
                                                            461,709,642    $   461,709,642     (3,473,625,947)   $ (3,473,625,947)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 35% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                            YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                          2005             2004        2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01             0.01        0.01        0.02        0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains (losses) on securities                (0.00)            0.00       (0.00)       0.00        0.00        0.00
=================================================================================================================================
    Total from investment operations                        0.01             0.01        0.01        0.02        0.05        0.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.00)           (0.00)         --          --          --          --
=================================================================================================================================
    Total distributions                                    (0.01)           (0.01)      (0.01)      (0.02)      (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.83%            0.82%       1.12%       1.91%       5.20%       5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $324,739         $337,798    $624,053    $449,511    $369,204    $305,136
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.28%(b)         0.28%       0.27%       0.26%       0.26%       0.26%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.40%(b)         0.39%       0.39%       0.35%       0.30%       0.30%
=================================================================================================================================
Ratio of net investment income to average net assets        1.67%(b)         0.79%       1.11%       1.86%       4.96%       5.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $341,102,387.

NOTE 9--CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee (the "Audit Committee") of the Board of Trustees of the Trust has engaged PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending August 31, 2005. For the prior reporting period, Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds. Concurrently with the Audit Committee determinations, TAIT resigned as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.

  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.


Regulatory Inquiries and Pending Litigation

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.

  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.


Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;

(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

* * * * * * * * * * * * * * * * * * * * * *


  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   Vice Chair and President                      Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President                         AIM Investment Services, Inc.
Lewis F. Pennock                                                                11 Greenway Plaza, Suite 100
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77046-1173
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
                                  Stuart W. Coco
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street 51st Floor
                                  Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-2729 and 2-58287. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on the AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

      YOUR GOALS. OUR SOLUTIONS.        [AIM INVESTMENTS LOGO APPEARS HERE]
       --Registered Trademark--                --Registered Trademark--

AIMinvestments.com                 TRE-SAR-5             Fund Management Company

ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:/s/ROBERT H. GRAHAM
   --------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 6, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:/s/ROBERT H. GRAHAM
   --------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 6, 2005


By:/s/SIDNEY M. DILGREN
   --------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 6, 2005

                                  EXHIBIT INDEX


12(a) (1)         Not applicable.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.